As filed with the Securities and Exchange Commission on January 21, 2011
Securities Act Registration No. __________

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No. ☐	Post-effective Amendment No. ☐
(Check appropriate box or boxes)
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500
Houston, TX 77046
(Address of Principal Executive Offices)
(713) 626-1919
(Registrant’s Telephone Number, including Area Code)
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Name and Address of Agent for Service of Process)
With Copies to:

Peter A. Davidson, Esquire	Kristin H. Ives, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens and Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, TX 77046	Philadelphia, PA 19103
     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
     It is proposed that this filing will become effective on February 21, 2011, pursuant to Rule 488 under the Securities Act of 1933, as amended.
     The title of the securities being registered are Series I and Series II of Invesco V.I. Balanced-Risk Allocation Fund.
     No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

February ___, 2011
Dear Shareholder/Contract Owner,
On June 1, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments.
The Invesco and Van Kampen/Morgan Stanley retail investment capabilities were highly complementary, enabling Invesco to provide a more balanced product offering to Invesco Funds’ shareholders. As a result of the combination, Invesco gained investment talent for a number of investment strategies, including U.S. Value Equity, U.S. Small Cap Growth Equity, Tax-Free Municipals, Bank Loans and others. With this enhanced expertise and a comprehensive range of diverse investment capabilities, Invesco is better positioned than ever to meet the needs of investors across the U.S. and around the globe.
Since June 1, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.
As the next step in the process of integrating the combined business, the Invesco Funds’ Boards have approved a realignment of fund offerings, subject to shareholder approval. If approved by shareholders, the proposed realignment will:
•	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

•	Reduce overlap in the product lineup; and

•	Build a solid foundation for further growth to meet client and shareholder needs.
In addition, most Funds will continue to be managed by their existing investment management teams post-reorganization and many shareholders will experience a reduction in total expense ratio, decreasing the cost of their investment. In cases where management fee expenses are scheduled to increase as a result of a proposed reorganization, Invesco has instituted a cap on the total expense ratio of the Acquiring Fund intended to provide an expense ratio that is at or near the lowest current expense ratio of all Target Funds in each proposed set of reorganizations (excluding certain investment related costs) for a period of time post-reorganization.
The independent trustees of your Board believe that the reorganization proposed in this proxy statement/prospectus is in the best interest of your Fund and the attached proxy/voting instruction form seeks your vote in favor of the proposed reorganization.
Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card/voting instruction card in the enclosed postage paid return envelope. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-952-3502. You may provide voting instructions by telephone or through a website established for that purpose by following the instructions that appear on the enclosed voting instruction form.
Sincerely,
Mr. Philip Taylor
President and Principal Executive Officer

AIM VARIABLE INSURANCE FUNDS (Invesco Variable Insurance Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 410-4246
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 1, 2011
     A joint special meeting (the “Meeting”) of the shareholders of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund and Invesco V.I. Global Multi-Asset Fund, each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”) will be held on April 1, 2011 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:
To approve an Agreement and Plan of Reorganization between each “Target Fund” listed below and Invesco V.I. Balanced-Risk Allocation Fund (the “Acquiring Fund”), a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).
The Target Funds and the Acquiring Fund involved in each proposed Reorganization are:

Target Funds:	Acquiring Fund:
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund Invesco V.I. Global Multi-Asset Fund	Invesco V.I. Balanced-Risk Allocation Fund
     Shareholders of record as of the close of business on January 21, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each Target Fund will vote separately on the proposal, and the proposal will be effected as to a particular Target Fund only if that Fund’s shareholders approve the proposal.
     The Target Funds are generally sold only to separate accounts of various insurance companies (the “Participating Insurance Companies”) to fund the benefits of variable annuity and/or variable life insurance policies (“Variable Contracts”). Individual Variable Contract owners (“Contract Owners”) are not the shareholders of a Target Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders. However, except as otherwise might be required, each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares of a Target Fund held by it in its separate accounts on the proposal to be considered at the Meeting. Contract Owners may provide voting instructions to the appropriate Participating Insurance Company on how to vote shares of a Target Fund attributable to their Variable Contract at the Meeting or any adjournment of the Meeting.
     The Board of Trustees of the Trust (the “Board”) requests that the Participating Insurance Companies and any other direct shareholders of the Target Funds vote their shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope. If you are a Contract Owner, the Participating Insurance Companies request that you provide voting instructions by completing the enclosed voting instruction form and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet, if available, using the instructions on the voting instruction form.
     The Board recommends that shareholders vote FOR the above proposal as further described in the Joint Proxy Statement/Prospectus.

     Some Contract Owners may have shares of more than one Target Fund attributable to their Variable Contract and may receive voting instruction forms or proxy materials for each such Target Fund. Please sign and promptly return each voting instruction form in the postage paid return envelope regardless of the number of shares attributable to your Variable Contract.
     Voting instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed voting instruction form to the appropriate Participating Insurance Company.

Philip Taylor
President and Principal Executive Officer
February __, 2011

AIM VARIABLE INSURANCE FUNDS
(Invesco Variable Insurance Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 410-4246
JOINT PROXY STATEMENT/PROSPECTUS
February ___, 2011
Introduction
     This Joint Proxy Statement/Prospectus contains information that shareholders of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the “Tactical Allocation Fund”) and Invesco V.I. Global Multi-Asset Fund (the “Multi Asset Fund”), each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”) should know before voting on the proposed reorganizations that are described herein and should be retained for future reference. The Tactical Allocation Fund and the Multi-Asset Fund are each referenced herein as a “Target Fund” and, together, as the “Target Funds.” This document is both the proxy statement of the Target Funds and a prospectus for the Invesco V.I. Balanced-Risk Allocation Fund (the “Acquiring Fund”), which is also a series of the Trust. Each Target Fund and the Acquiring Fund are series of a registered open-end management investment company. The Target Funds and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”

Target Funds:	Acquiring Fund:
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund Invesco V.I. Global Multi-Asset Fund	Invesco V.I. Balanced-Risk Allocation Fund
     The Target Funds generally are sold only to separate accounts (the “Accounts”) of various insurance companies (the “Participating Insurance Companies”) to fund the benefits of variable annuity and/or variable life insurance policies (“Variable Contracts”). The Accounts may invest in shares of the Target Funds in accordance with allocation instructions received from owners of the Variable Contracts (“Contract Owners”). Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Variable Contracts, are further described in the applicable Variable Contract prospectus. Individual Contract Owners are not the shareholders of a Target Fund. Rather, the Participating Insurance Companies and their Accounts are the shareholders. However, each Participating Insurance Company offers Contract Owners the opportunity to instruct it as to how it should vote shares of a Target Fund held by it and the Accounts attributable to the Contract Owner’s Variable Contract on the proposal to be considered at the Meeting. This Joint Proxy Statement/Prospectus is provided to Contract Owners entitled to give voting instructions. Each Participating Insurance Company hereby solicits voting instructions from its Contract Owners with respect to the shares of the Target Funds attributable to such Variable Contracts. The Board of Trustees of the Trust (the “Board”) hereby solicits proxies from shareholders of the Target Funds, including each Participating Insurance Company and its Accounts. This Joint Proxy Statement/Prospectus contains information that a Contract Owner should know before providing voting instructions on the proposed reorganizations that are described herein.
     For purposes of this Joint Proxy Statement/Prospectus, the terms “shareholder,” “you,” and “your” may refer to Contract Owners and to Accounts and Participating Insurance Companies, as direct owners of Target Fund shares, and any other direct shareholders of the Target Funds, unless the context otherwise requires.
     A joint special meeting of the shareholders of the Target Funds (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 1, 2011 at 3:00 p.m., Central time. At the Meeting, shareholders of each Target Fund will be asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization between each Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).
     The total value of the Acquiring Fund shares of each class that shareholders will receive in a Reorganization will be the same as the total value of the shares of the corresponding class of the Target Fund that such shareholders held immediately prior to the Reorganization. The Reorganization of the Tactical Allocation Fund into the Acquiring Fund is anticipated to be a tax-free transaction. The Reorganization of the Multi-Asset Fund into the Acquiring Fund is anticipated to be a taxable transaction. However, in light of the tax-favored status of the shareholders of a Target Fund and the Acquiring Fund, which are the Participating Insurance Companies and their Accounts, a Reorganization should not result in any material adverse federal income tax consequences to the shareholders of the Funds regardless of the tax status of a Reorganization. In addition, provided that the Variable Contracts qualify to be treated as life insurance contracts or as annuity contracts under the applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), neither Reorganization will be a taxable event for Contract Owners. No sales charges or redemption fees will be imposed in connection with the Reorganizations.
     The Board has fixed the close of business on January 21, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of each Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Joint Proxy Statement/Prospectus, the Notice of Joint Special Meeting of Shareholders, proxy cards and voting instruction forms will be mailed on or about February __, 2011 to all shareholders entitled to vote on the Reorganization and to all Contract Owners eligible to provide voting instructions on a Reorganization.
     The Board has approved the Agreement and Plan of Reorganization (the “Agreement”) and has determined that the Reorganization is in the best interest of each Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Funds or the Acquiring Fund. If shareholders of a Target Fund do not approve the Agreement, the Board will consider what further action is appropriate for that Fund.
     This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund.
     Additional information about the Funds is available in the:
•	Prospectuses for the Funds;

•	Annual and semi-annual reports to shareholders of the Target Funds; and

•	Statements of Additional Information (“SAIs”) for the Target Funds and the Acquiring Fund.
     These documents are on file with the U.S. Securities and Exchange Commission (the “SEC”). The current prospectuses of the Target Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The Target Fund prospectuses, the most recent annual reports to Target Fund shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual reports to shareholders of the Target Funds have been previously mailed to shareholders and are available on the Target Funds’ website at www.invesco.com/us.
     Copies of all of these documents are available upon request without charge by visiting or writing to the Target Funds, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 410-4246. Copies of the Target Funds’ prospectuses and SAIs are also available upon request and without charge by calling the Participating Insurance Company which issued your Variable Contract.
     You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, NE, Washington, DC 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can

2

also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-1520.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

3

i

Exhibits
     No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
     Shareholders of each Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
     The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Joint Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.
On what am I being asked to vote/provide voting instructions?
     If you are a shareholder of a Target Fund, you are being asked to consider and approve, and if you are a Contract Owner with shares of one or more Target Funds attributable to your Variable Contract, you are being asked to consider and provide voting instructions to approve, the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund. The Target Funds are sold only to Accounts of various Participating Insurance Companies to fund the benefits of Variable Contracts. Contract Owners are not the shareholders of a Target Fund. Rather, the Participating Insurance Companies and their Accounts are the shareholders. However, each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares of a Target Fund attributable to such Contract Owner’s Variable Contract on the proposal to be considered at the Meeting. Any shares of a Target Fund for which no voting instructions are given will generally be voted by the Participating Insurance Company, if required, in proportion to those shares for which timely instructions are received.
     If shareholders of a Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding, indirectly through your Variable Contract, shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.
Has my Fund’s Board of Trustees approved the Reorganizations?
     Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganizations. The Board recommends that shareholders of each Target Fund vote in favor of the Agreement.
What are the reasons for the proposed Reorganizations?
     On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers”), acquired the retail mutual fund business of Morgan Stanley, which included 92 separate Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
     In considering the Reorganizations and the Agreement, the Board considered these and other factors in concluding that the Reorganizations would be in the best interest of the Funds. The Board’s considerations are described in more detail below under “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations.”

What effect will a Reorganization have on me as a Contract Owner?
     Immediately after a Reorganization, the value of shares of the Acquiring Fund attributable to your Variable Contract will be equal in value to the shares of the corresponding class of the Target Fund attributable to your Variable Contract immediately prior to the closing of the Reorganization. The principal differences between the Target Funds and the Acquiring Fund are described in this Joint Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Joint Proxy Statement/Prospectus contains additional information about the Acquiring Fund whose shares will be attributable to your Variable Contract following the Reorganization, if approved.
How do the Funds’ investment objectives, principal investment strategies and risks compare?
     The Acquiring Fund and the Target Funds have different investments objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.
     Investment Objectives

Target Funds	Acquiring Fund
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (Tactical Allocation Fund)	Invesco V.I. Balanced Risk Allocation Fund (Balanced-Risk Fund)
capital appreciation over time	total return with a low to moderate correlation to traditional financial market indices
Invesco V.I. Global Multi-Asset Fund (Multi-Asset Fund)
total return consistent with a moderate level of risk relative to the broad stock market
     The principal investment strategies of the Acquiring Fund are different from the principal investment strategies of the Target Funds, although each Fund actively allocates assets among a global selection of asset classes. The Acquiring Fund seeks to provide total return with a low to moderate correlation to traditional financial market indices by investing in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. The Tactical Allocation Fund seeks to provide capital appreciation over time by investing primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers. The Multi-Asset Fund is structured as a “fund of funds” that seeks to provide total return consistent with a moderate level of risk relative to the broad stock market by investing in affiliated and unaffiliated exchange traded funds and mutual funds (the “underlying funds”) that invest in U.S. and international fixed-income, equity and commodities markets. To the extent the investments of the Acquiring Fund are different from the investments of the Tactical Allocation Fund and the underlying funds in which the Multi-Asset Fund invests, the risks of investing in the Acquiring Fund may differ from the risks of investing in a Target Fund. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Funds and the Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
     The tables below provide a summary comparison of the expenses of each Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganizations. The pro forma expense ratios show project anticipated expenses but actual expenses may be greater or less than those shown.
     Neither of the Reorganizations is contingent upon shareholder approval of the other Reorganization and, therefore, several Fund combinations are possible. However, because of the expense caps in place for the Acquiring Fund, the effects on expenses for all possible combinations are not illustrated in the expense tables below. Therefore, in lieu of showing all possible combinations, the tables below include expenses for the Acquiring Fund on a pro forma basis assuming that both of the proposed Reorganizations have been completed.
     The table below describes the fees and expenses that are incurred, directly or indirectly, when a Contract Owner buys, holds, or redeems an interest in an Account that invests in the shares of a Fund but does not represent the effect of any fees or other expenses assessed in connection with your Variable Contract, and if it did, expenses would be higher.
Expense Tables*
Series I

				Pro Forma
	Actual (as of December 31, 2009)			Target Funds +
	Tactical		Balanced-Risk	Acquiring Fund
	Allocation	Multi-Asset	Fund	(assumes all
	Fund (Target	Fund	(Acquiring	Reorganizations
	Fund)	(Target Fund)	Fund)	are completed)
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.67%	0.95%	0.95%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.75%[1]	1.06%	0.39%[1]	0.39%
Acquired Fund Fees and Expenses	0.08%[1]	0.64%	0.04%[1]	0.04%
Total Annual Fund Operating Expenses	1.58%[1]	2.37%	1.38%[1]	1.38%

Fee Waiver and/or Expense Reimbursement	0.60%[2]	1.63%[3]	0.64%[4]	0.64%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.98%	0.74%	0.74%	0.74%

Series II

					Pro Forma
	Actual (as of December 31, 2009)				Target Funds +
	Tactical		Balanced-Risk		Acquiring Fund
	Allocation	Multi-Asset	Fund		(assumes all
	Fund (Target	Fund	(Acquiring		Reorganizations
	Fund)	(Target Fund)	Fund)		are completed)
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A		N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.67%	0.95%		0.95%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%		0.25%
Other Expenses	0.75%[1]	1.06%	0.39%[1]		0.39%
Acquired Fund Fees and Expenses	0.08%[1]	0.64%	0.04	% [1]	0.04%
Total Annual Fund Operating Expenses	1.83%[1]	2.62%	1.63%[1]		1.63%

Fee Waiver and/or Expense Reimbursement	0.60%[2]	1.63%[3]	0.64%[4]		0.64%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23%	0.99%	0.99%		0.99%

*	Expense ratios reflect annual fund operating expenses as of December 31, 2009, the most recent fiscal year end, for each Target Fund. For the Acquiring Fund, its expense ratio is based upon estimates for its current fiscal year. The Acquiring Fund has been formed to complete the Reorganizations and therefore has no assets and has not yet commenced operations. Pro forma numbers are estimated as if the Reorganization(s) had been completed as of January 1, 2009 and do not include the estimated costs of the Reorganizations. Neither of the Target Funds will bear any Reorganization costs. For more information on the costs of the Reorganizations to be borne by the Funds, see “Costs of the Reorganizations” below.

[1]	Based on estimated amounts for the current fiscal year.

[2]	Invesco Advisers has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement

(excluding certain items discussed below) to the following percentages of average daily net assets: Series I — 0.90% and Series II — 1.15%. In determining Invesco Advisers’ obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses, which are expenses of underlying investment companies that are paid indirectly as a result of share ownership of the underlying investment companies, are also excluded in determining such obligation. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

[3]	Invesco Advisers has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.10% and 0.35% of average daily nets assets, respectively. In determining Invesco Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) Acquired Fund Fees and Expenses, which are expenses of underlying investment companies that are paid indirectly as a result of share ownership of the underlying investment companies; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board and Invesco Advisers may mutually agree to terminate the fee waiver agreement at any time.

[4]	Effective upon the closing of the Reorganizations, Invesco Advisers has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to the following percentages of average daily net assets: Series I — 0.70% and Series II — 0.95%. In determining Invesco Advisers’ obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses, which are expenses of underlying investment companies that are paid indirectly as a result of share ownership of the underlying investment companies, are also excluded in determining such obligation. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
Expense Example
     These Examples are intended to help you compare the costs of investing in different classes of a Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganizations are also provided. All costs are based upon the information set forth in the Fee Tables above. These Examples do not represent the effect of any fees or other expenses assessed in connection with your Variable Contract, and if they did, expenses would be higher.
     The Examples assume that you invest $10,000 for the time periods indicated and show the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. The Examples reflect fee waivers and expense reimbursements that are contractual, if any, but do not reflect any voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

		One	Three	Five	Ten		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years	Class	Year	Years	Years	Years
Multi-Asset Fund (Target Fund)	Series I	$76	$583	$1,117	$2,581	Series II	$101	$659	$1,244	$2,833
Tactical Allocation Fund (Target Fund)	Series I	$100	$378	$744	$1,773	Series II	$125	$456	$875	$2,046
Balanced-Risk Fund (Acquiring Fund)	Series I	$76	$307	$629	$1,543	Series II	$101	$385	$762	$1,822
Combined Pro Forma — Balanced-Risk Fund (assumes both Reorganizations are completed)	Series I	$76	$307	$629	$1,543	Series II	$101	$385	$762	$1,822
     The Examples are not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The tables and the assumption in the Examples of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.
     For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE PROPOSED REORGANIZATIONS - Board Considerations in Approving the Reorganizations” in this Joint Proxy Statement/Prospectus.
How do the performance records of the Funds compare?
     The table below presents the performance history of each Target Fund’s oldest share class as of September 30, 2010. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The table below does not reflect charges assessed in connection with your Variable Contract; if it did, the performance shown would be lower. The returns below may not be indicative of a Fund’s future performance. Because the Acquiring Fund had not yet commenced operations as of the date hereof, no performance history is presented. It is anticipated that the Acquiring Fund will succeed to the performance and accounting history of the Tactical Allocation Fund post-Closing.
Average Annual Total Returns

		Since
	1 Year	Inception
Balanced-Risk Fund (Acquiring Fund) — Series I1	—	—
Multi-Asset Fund (Target Fund) — Series I (Inception: 10/24/08)	7.05%	24.12%
Tactical Allocation Fund (Target Fund) — Series I (Inception: 01/23/09)[2]	6.80%	18.59%

[1]	As of September 30, 2010, the Acquiring Fund had not commenced operations and therefore no performance information is available for the Acquiring Fund.

[2]	The returns shown for periods prior to June 1, 2010 are those of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the Tactical Allocation Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Tactical Allocation Fund.
     The prospectuses for the Target Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Target Fund’s most recent annual report to shareholders. For information on how to obtain copies of these documents, see the cover page to this Joint Proxy Statement/Prospectus.

How do the management, investment adviser and other service providers of the Funds compare?
     Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. The investment advisory fees for the Acquiring Fund are higher than those of the Target Funds. For more information about the contractual investment advisory fees of the Acquiring Fund, please see the Acquiring Fund’s prospectus. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.
     The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:
•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Trimark Ltd;

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited; and

•	Invesco Senior Secured Management, Inc.
     Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.
Will the Acquiring Fund have different portfolio managers than the Target Funds?
     The portfolio management teams of the Acquiring Fund and the Multi-Asset Fund are the same. The Acquiring Fund’s portfolio management team is slightly different from the portfolio management team for the Tactical Allocation Fund in that the Tactical Allocation Fund has an additional member on its portfolio management team. The Acquiring Fund’s prospectus that accompanies this Joint Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.
Will there be any tax consequences resulting from the proposal?
     The Reorganization of the Tactical Allocation Fund with and into the Acquiring Fund is anticipated to qualify as a tax-free reorganization for federal income tax purposes, and the Tactical Allocation Fund expects to receive a legal opinion to that effect. The Reorganization of the Multi-Asset Fund with and into the Acquiring Fund is anticipated to be a taxable transaction for federal income tax purposes, and the Multi-Asset Fund expects to receive a legal opinion to that effect. However, in light of the tax-favored status of the shareholders of a Target Fund and the Acquiring Fund, which are the Participating Insurance Companies and their Accounts, a Reorganization should not result in any material adverse federal income tax consequences to the shareholders of the Funds regardless of the tax status of a Reorganization. In addition, provided that the Variable Contracts qualify to be treated as life insurance contracts or as annuity contracts under the applicable provisions of the Code, neither Reorganization will be a taxable event for Contract Owners. Contract Owners should ask their own tax advisors for more information on their own tax situation.

When are the Reorganizations expected to occur?
     If shareholders of a Target Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2011.
How do I vote on the Reorganizations?
     If you are a Contract Owner, Participating Insurance Companies typically offer several ways you can provide voting instructions for shares of the Target Fund attributable to your Variable Contract, including by mail, by telephone or via the Internet. The voting instruction form that accompanies this Joint Proxy Statement/Prospectus provides detailed instructions on how you may provide voting instructions to your Participating Insurance Company. When you complete and return your voting instruction form, it directs your Participating Insurance Company how to vote its shares of a Target Fund attributable to your Variable Contract. If you do not provide voting instructions to your Participating Insurance Company, your shares will be voted in the same proportion as shares for which instructions have been received from other Contract Owners.
Where can I find more information about the Funds and the Reorganizations?
     Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Joint Proxy Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations or how to provide voting instructions, please call Invesco Client Services at 1-800-410-4246.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
     The following section compares the principal investment strategies of each Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
     Principal Investment Strategies. Each Fund generally follows a global tactical asset-allocation approach, through an active investment process that involves asset selection, portfolio construction and active positioning. The Acquiring Fund employs a long-only risk-balanced investment process that seeks to enhance return potential and reduce downside risk by actively investing in derivatives and financially-linked instruments that provide leveraged exposure to the fixed-income, equity and commodity markets (in lieu of direct investments in equity and fixed-income securities). Such investments are expected to perform differently during a variety of economic environments and to maintain a medium to low correlation to financial market indexes. The Tactical Allocation Fund invests primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers to achieve capital appreciation over time. The Multi-Asset Fund, unlike the Acquiring Fund and the Tactical Allocation Fund, is structured as a “fund of funds” and invests in affiliated and unaffiliated exchange-traded funds (ETFs) and mutual funds to gain exposure to U.S. and international fixed-income, equity and commodities markets to achieve excess returns with a moderate level of risk relative to the broad stock market.
     The Acquiring Fund seeks to provide a greater degree of capital loss protection during down markets than the Target Funds by balancing the amount of risk each asset class contributes to the Acquiring Fund’s portfolio and maintaining a low correlation to financial markets. The Acquiring Fund invests in derivatives and financially-linked instruments, whereas Multi-Asset Fund invests in ETFs and mutual funds, to provide exposure to fixed-income, equity, and commodities markets. Like the Acquiring Fund, the Tactical Allocation Fund generally gains exposure to fixed-income markets through the use of derivatives, including futures and swaps. However, the Tactical Allocation Fund maintains a greater equity position than the Acquiring Fund and does so by investing directly in common stocks. In addition, the Tactical Allocation Fund focuses on commodities markets to a lesser degree than the Acquiring Fund. Unlike the Target Funds, the Acquiring Fund may invest up to 25% of its assets in the Subsidiary (as defined below), which may invest without limitation in commodities, commodity-linked derivatives and other securities that may provide leverage and non-leveraged exposure to commodity markets. The Acquiring Fund and the Tactical Allocation Fund each maintain a significant portion of their assets in cash and cash equivalents, although the Acquiring Fund does so to a greater degree than the Tactical Allocation Fund. The Acquiring Fund may engage in frequent trading of portfolio securities. The Tactical Allocation Fund is a diversified fund, whereas the Acquiring Fund and the Multi-Asset Fund are non-diversified, which means the Acquiring Fund and the Multi-Asset Fund generally invest a greater percentage of their assets in the securities of one or more issuers than a diversified fund generally does.
     The Acquiring Fund invests in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps, and may also invest in U.S. and foreign government debt securities and other securities such as ETFs and commodity linked notes. The Acquiring Fund also will invest in the Invesco Cayman Commodity Fund IV Ltd., its wholly-owned subsidiary under the laws of the Cayman Islands (the “Subsidiary”), and ETFs to gain exposure to commodity markets. The Subsidiary is advised by Invesco Advisers and has the same investment objective as the Acquiring Fund and generally employs the same investment strategy, but limits its investments to commodity derivatives, exchange traded notes (ETNs), cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Acquiring Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Acquiring Fund may invest up to 25% of its total assets in the Subsidiary, and will be subject to the risks associated with any investment by the Subsidiary to the extent of the Acquiring Fund’s investment in the Subsidiary. The Acquiring Fund generally will maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions.
     The Acquiring Fund’s international investments will generally be in developed countries, but may also include emerging market countries. The Acquiring Fund’s fixed income investments are generally considered to be investment grade, while its commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors.
     Under normal conditions, the Tactical Allocation Fund invests primarily in (i) equity securities of U.S. and non-U.S. issuers, including common and preferred stocks, convertible securities and equity-linked securities, and rights and warrants to purchase equity securities, and (ii) fixed income securities of U.S. and non-U.S. issuers, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities, mortgage-related or mortgage-backed securities, asset-backed securities, floating rate securities and inflation-linked fixed income securities. The Tactical Allocation Fund may invest a portion of its assets in below investment grade fixed income securities.
     The Tactical Allocation Fund normally invests at least 40% of its total assets in non-U.S. securities and other investments (such as derivatives and opportunistic investments as described herein) and will invest in generally eight or more countries (including the United States). The Tactical Allocation Fund may invest in any country, including developing or emerging market countries. The Tactical Allocation Fund’s investments may be U.S. and non-U.S. dollar denominated.
     The Tactical Allocation Fund may purchase and sell certain derivatives, such as options, futures contracts, options on futures contracts, swaps and currency-related transactions involving options, futures contracts, forward contracts and commodity linked derivatives for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. The Fund also may invest in certain opportunistic investments, including precious metals and energy and other assets that trade in the commodity markets, through investment in commodity linked derivatives, real estate investment trusts (REITs) and foreign real estate companies.
     Investments in certain derivatives by the Acquiring Fund and the Tactical Allocation Fund may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested, which means that the Fund could lose more than originally invested in the derivative instruments.

     The Multi-Asset Fund seeks to meet its objective by employing a tactical asset allocation strategy which includes making active allocations across a global array of asset classes. The Multi-Asset Fund invests in affiliated and unaffiliated ETFs and mutual funds that invest in U.S. and international fixed-income, equity and commodities markets. The affiliated ETFs and mutual funds that the Multi-Asset Fund may invest in are advised by Invesco PowerShares Capital Management LLC (“Invesco PowerShares”) and Invesco Advisers, respectively. The Multi-Asset Fund and any affiliated underlying mutual funds and ETFs are part of the same group of investment companies. Invesco Advisers and Invesco PowerShares are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco. The Multi-Asset Fund may invest up to 80% of its assets in underlying funds that invest in foreign securities, and invests at least 30% of its assets in underlying funds that invest in fixed-income securities and cash.
     Relative to traditional balanced portfolios, the Acquiring Fund will seek to provide greater capital loss protection during down markets by using a three-step investment process. First, the Acquiring Fund’s portfolio management team selects representative assets to gain exposure to equity, fixed income and commodity markets. Second, the management team uses proprietary estimates for risk and correlation to create a portfolio. The final step involves the active adjustment of portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Acquiring Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio. The Acquiring Fund may engage in frequent trading of portfolio securities.
     The Tactical Allocation Fund’s portfolio management team seeks to create a portfolio of assets that is widely diversified among equity securities and fixed income investments from issuers located around the world and within various sectors and currencies. The composition of the Tactical Allocation Fund’s portfolio will vary over time based upon the management team’s evaluation through a combination of quantitative and fundamental analysis of economic and market trends and the anticipated relative capital appreciation available from particular countries, sectors and securities.
     In seeking to balance risk across a broad mix of markets and tactically allocate among the markets, the Multi-Asset Fund’s portfolio managers use a proprietary quantitative research model based on fundamental investment principles to select portfolio securities in which to invest.
Repositioning Costs
     The Reorganizations will result in the sale of all of the portfolio securities and investments of the Target Funds prior to the Reorganizations. The transaction costs incurred in connection with the sale of such portfolio securities prior to the Reorganizations are estimated not to be material for the Multi-Asset Fund because its portfolio investments are comprised of shares of other mutual funds and ETFs. With respect to the Reorganization of the Tactical Allocation Fund, the transaction costs incurred in connection with the sale of its portfolio securities prior to such Reorganization are estimated to have a _____ basis point impact on the Tactical Allocation Fund’s asset base.
     The sale of such portfolio securities may also result in the realization of capital gains to the Target Funds that, to the extent not offset by capital losses, would be distributed to shareholders. As of September 30, 2010, the Tactical Allocation Fund and the Multi-Asset Fund had net unrealized appreciation of investment securities on a tax basis of approximately $3.8 million and $5.6 million, respectively. However, in light of the tax-favored status of the shareholders of the Target Funds, which are the Participating Insurance Companies and their Accounts, the sale of such portfolio securities should not result in any material adverse federal income tax consequences to the shareholders of the Target Funds or to Contract Owners that have selected a Target Fund as an investment option. For more information on the tax consequences of the Reorganizations, see “Federal Income Tax Considerations” below.
Comparison of Principal Risks of Investing in the Funds
     The table below describes the principal risks that may affect each Fund’s investment portfolio. With respect to the Multi-Asset Fund, the use of “Fund” below refers to the Multi-Asset Fund and/or one or more underlying funds in which the Multi-Asset Fund invests. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Active Trading Risk. The Acquiring Fund may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.	Acquiring Fund

Commodity-Linked Notes Risk. The Acquiring Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.
Acquiring Fund

Commodity Risk. A Fund’s investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.
Each Fund

Counterparty Risk. The risk that the other party to a contract will not fulfill its contractual obligations.	Each Fund

Credit Risk. The issuers of instruments in which a Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Each Fund

Currency/Exchange Rate Risk. The dollar value of a Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Each Fund

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A Fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.
Each Fund

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Each Fund

Exchange-Traded Funds Risk. An investment in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the	Acquiring Fund

Principal Risk	Funds Subject to Risk
following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the investor indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which a Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.
Multi-Asset Fund

Extension Risk. The prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.
Tactical Allocation Fund Multi-Asset Fund

Foreign Securities Risk. Foreign investments may be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Each Fund

Fund of Funds Risk. The Multi-Asset Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Multi-Asset Fund

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Multi-Asset Fund Tactical Allocation Fund

Income Risk. The income you receive from the Fund is based primarily on interest rates, which can very widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.
Tactical Allocation Fund

Inflation-Linked Fixed Income Securities Risk. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security provides principal payments and interest payments, both of which are adjusted over time to reflect a direct correlation to either a rise (inflation) or a drop (deflation) in the general price level. There is generally some lag between the time that inflation occurs in the economy and when it is factored into inflation-indexed security valuations. In addition, the inflation index generally used is the non-seasonally adjusted index, which is not statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the Fund’s income level to fluctuate.
Tactical Allocation Fund

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
Each Fund

Leverage Risk. Leverage created from borrowing or certain types of transactions or	Each Fund

Principal Risk	Funds Subject to Risk
instruments, including derivatives, may impair a Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.	Acquiring Fund Multi-Asset Fund

Management Risk. The investment techniques and risk analysis used by the Funds’ portfolio managers may not produce the desired results.	Each Fund

Market Risk. The prices of and the income generated by a Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.
Each Fund

Mortgage and Asset Backed Securities Risk. The Fund may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value.
Multi-Asset Fund Tactical Allocation Fund

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Acquiring Fund Multi-Asset Fund

Prepayment or Call Risk. If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the prepaid or called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.
Tactical Allocation Fund Multi-Asset Fund

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.	Multi-Asset Fund

Risks of Investing in REITs and Foreign Real Estate Companies. Investing in REITs and foreign real estate companies makes the Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general, and may involve duplication of management fees and certain other expenses. In addition, REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.
Tactical Allocation Fund

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s prospectus and could negatively affect the Fund and its shareholders.
Acquiring Fund

Tax Risk. If the Internal Revenue Service were to change its position, as set out in a number of private letter rulings (which the Fund may not cite as precedent), such that the	Acquiring Fund

Principal Risk	Funds Subject to Risk
Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Each Fund
Comparison of Fundamental and Non-Fundamental Investment Restrictions
     Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. With regard to fundamental restrictions concerning borrowing and loaning money and investing in real estate, the fundamental and non-fundamental investment restrictions of each Target Fund and the Acquiring Fund are the same.
     With respect to each Fund’s classification as “diversified” or “non-diversified” under 1940 Act, the Acquiring Fund and the Multi-Asset Fund are classified as “non-diversified.” The Tactical Allocation Fund, which is a Target Fund, is classified as “diversified.”
     With regard to the fundamental restriction concerning concentration, the Acquiring Fund and the Tactical Allocation Fund have the same restriction. The Multi-Asset Fund concentrates its investments in the securities of other investment companies (e.g., mutual funds and ETFs).
     In addition, with regard to the fundamental restriction concerning commodities, the Acquiring Fund may invest up to twenty five percent of its total assets in the Subsidiary, thereby gaining exposure to the investment returns of commodities markets within the limitations of the federal tax requirements.
     Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board. Both the Target Funds and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of each Fund’s investment policies and restrictions may be found in its respective SAI.
Comparison of Share Classes and Distribution Arrangements
     Distributor. Invesco Distributors, Inc. (“IDI”), a wholly-owned subsidiary of Invesco Advisers, is the principal underwriter for each Fund pursuant to a written agreement. Each Fund offers two classes of shares: Series I and Series II. Each such class offers a distinct structure of distribution and service fees, which are designed to address different shareholder servicing needs. As a part of a Reorganization, shares of a Target Fund held by a shareholder will be exchanged for shares of the same class of the Acquiring Fund.
     Eligibility Requirements. Shares of each Fund are sold only to Accounts of Participating Insurance Companies to fund the benefits of Variable Contracts. The Accounts may invest in shares of the Funds in accordance with allocation instructions received from Contract Owners. Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Variable Contracts, are further described in the Contract prospectus, which can be obtained by contacting the appropriate Participating Insurance Company through which you purchased your Variable Contract.
     Distribution Plans. Each Fund has adopted a distribution plan (the “Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Series II shares. Pursuant to the Distribution Plan, each Fund is authorized to make payments to IDI in connection with the distribution of Fund shares and shareholder services provided at the annual rate of 0.25% of the Fund’s average daily net assets attributable to Series II Shares. Amounts received by IDI may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.
Comparison of Purchase, Redemption and Exchange Procedures
     Purchase Procedures. The purchase procedures employed by the Acquiring Fund and the Target Funds are the same. Each Fund is offered only to Participating Insurance Companies and their Accounts and, as such, individual investors cannot purchase Fund shares directly. Instead, Contract Owners may contact their respective Participating Insurance Companies or consult their Contract prospectuses for specific information regarding purchases.
     Investment Minimums. None of the Funds maintain investment minimums with respect to their shares. Investment minimums may, however, be imposed on Contract Owners by their respective Variable Contract. Consult your Variable Contract prospectuses for details.
     Redemption Procedures. The redemption procedures employed by the Funds are the same. Both the Acquiring Fund and the Target Funds offer shares only to Participating Insurance Companies and their Accounts. The redemption price will be the net asset value per share next determined after the receipt of a redemption request in proper form. None of the Funds charge a redemption fee on shares redeemed within a certain number of days of purchase.
     Exchange Privileges. Series I and Series II Shares of the Funds do not have any exchange privileges.
Comparison of Distribution Policies
     Each Fund declares and pays dividends of net investment income, if any, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions.
Form of Organization and Securities to be Issued
     The Funds are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Funds. Each share of a Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except as a result of any differences in expenses between Series I and Series II shares and where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other Fund or series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in the Funds’ SAIs.
Pending Litigation
     Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Fund’s SAI.
Where to Find More Information
     For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; and (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions, the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.
THE PROPOSED REORGANIZATIONS
Summary of the Agreement and Plan of Reorganization
     The terms and conditions under which each Reorganization will be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of the Agreement, a copy of which is attached as Exhibit C to this Joint Proxy Statement/Prospectus.
     With respect to each Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of an Acquiring Fund’s shares attributable to your Variable Contract immediately after the Reorganization will be the same as the value of the Target Fund’s shares attributable to your Variable Contract immediately prior to the Reorganization.
     The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will correspond to the class or classes of Target Fund shares that shareholders hold.
     Each Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganizations.
     If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of each Reorganization (the “Closing”) is expected to occur during the second quarter of 2011 (the “Closing Date”), prior to the opening of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Effective Time”). The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. The Reorganizations are expected to close at different times, with the Closing for the Tactical Allocation Fund occurring prior to the Closing for the Multi-Asset Fund. In addition, the parties may choose to delay the consummation of a Reorganization that shareholder have approved so that both of the Reorganizations are consummated on or about the same date. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.
     If shareholders of a Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take.
     The Agreement may be terminated and a Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
Board Considerations in Approving the Reorganizations
     As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.

     Two separate meetings of the full Board were held to review and consider the Reorganizations. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganizations, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.
     The Board considered the request by certain Participating Insurance Companies to have one asset allocation fund on their platforms with an investment strategy based upon a retail Invesco fund with the strategy to be followed by the Acquiring Fund. The Board also considered the potential benefits and costs of a Reorganization to each Target Fund, the Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for each Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board noted that the Acquiring Fund was created solely to effect the Reorganizations, has not commenced operations, and thus reviewed information for items (3) and (4) in the prior sentence for the retail fund that the Acquiring Fund has been based upon. In addition, the Board considered the benefits to each Target Fund of (i) combining with a Fund with an investment strategy requested by certain Participating Insurance Companies to create a larger fund, (ii) Invesco Advisers’ paying the Target Funds’ Reorganization costs, (iii) Invesco Advisers’ agreement to cap expenses of the Acquiring Fund through June 30, 2013 so that such expenses for Series I and Series II shares do not exceed 0.70% and 0.95%, respectively, and (iv) the expected tax treatment of the Reorganizations for each Target Fund, its shareholders and related Contract Owners for federal income tax purposes. The Board also considered the overall goal of the Reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined Funds to promote additional asset growth. With respect to each individual Reorganization, the Board considered the following additional matters.
     With respect to the proposed Reorganization of Tactical Allocation Fund into the Acquiring Fund, the Board further considered that (i) the investment objective, strategies and related risks of the Funds differ, with each Fund having different portfolio composition strategies and securities selection techniques; (ii) the Funds have generally the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with an estimated lower overall total expense ratio on a pro forma basis, although with a higher investment management fee.
     With respect to the proposed Reorganization of Multi-Asset Fund into the Acquiring Fund, the Board further considered that (i) the investment objective, strategies and related risks of the Funds differ, with each Fund having different portfolio composition strategies and securities selection techniques; (ii) the Funds have generally the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with an estimated lower overall total expense ratio on a pro forma basis, although with a higher investment management fee.
     Based upon the information and considerations described above, the Board, on behalf of the Target Funds and the Acquiring Fund, approved each of the Reorganizations in order to combine each Target Fund with a Fund that has an investment strategy requested by certain of the Participating Insurance Companies. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganizations. The Board concluded that the Reorganization is in the best interests of each Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of the Target Fund or the Acquiring Fund from the Reorganizations. Consequently, the Board approved the Agreement and each of the Reorganizations on December 1, 2010 and January 20, 2011.

Federal Income Tax Considerations
     For federal income tax purposes, the Contract Owners are not the shareholders of the Target Funds. Rather, the Participating Insurance Companies and their Accounts are the shareholders. Provided that the Variable Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or as annuity contracts under Section 72 of the Code, a Reorganization will not be a taxable event for Contract Owners regardless of the tax status of the Reorganization. This is because the Contract Owners are not taxed currently on income or gains realized under such Contracts until such time that the Contract Owners draw on their Contracts. Thus, the federal income tax considerations discussed below generally do not apply to Contract Owners.
     The following is a general summary of the material U.S. federal income tax considerations of each Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change. These considerations are general in nature and shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their circumstances.
     Tactical Allocation Fund into Acquiring Fund
     The Reorganization, while not free from doubt, is anticipated to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Tactical Allocation Fund into the Acquiring Fund are as follows:
•	the Tactical Allocation Fund will recognize gain or loss on the sale immediately before Closing of all, or substantially all, of its assets for cash;

•	each of the Tactical Allocation Fund and the shareholders of the Tactical Allocation Fund more likely than not will recognize no gain or loss as a result of the Reorganization;

•	the Acquiring Fund will recognize no gain or loss as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Tactical Allocation Fund more likely than not will be the same as the shareholder’s aggregate tax basis of the shares of the Tactical Allocation Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Tactical Allocation Fund more likely than not will include the period that a shareholder held the shares of the Tactical Allocation Fund (provided that such shares of the Tactical Allocation Fund are capital assets in the hands of such shareholder as of the Closing).
     Neither the Tactical Allocation Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Tactical Allocation Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the Tactical Allocation Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “WHERE TO FIND ADDITIONAL INFORMATION.” Opinions of counsel are not binding upon the IRS or the courts.
     If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Tactical Allocation Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Tactical Allocation Fund (other than a shareholder that owns on the date the Reorganization is approved by shareholders and at all times until Closing 80% or more of the shares of the Tactical Allocation Fund) would recognize a taxable gain or loss equal to the difference between its tax basis in its Tactical Allocation Fund shares and the fair market value of the shares of the Acquiring Fund it receives. However, in light of the tax-favored status of the shareholders of the Tactical Allocation Fund and the Acquiring Fund, which are the Participating Insurance Companies and their

Accounts, the Reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option. The following discussion assumes the Reorganization of the Tactical Allocation Fund with and into the Acquiring Fund qualifies as a tax-free reorganization for federal income tax purposes.
     Prior to the Closing of the Reorganization, the Tactical Allocation Fund will declare one or more dividends, and the Acquiring Fund may declare a dividend, payable at or near the time of Closing to their respective shareholders to the extent required to avoid entity level tax or as otherwise deemed desirable.
     The tax attributes, including capital loss carryovers, of the Tactical Allocation Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers of the Tactical Allocation Fund and the Acquiring Fund may be available to offset future gains recognized by the combined Fund, subject to any limitations that may apply under the Code or as otherwise deemed appropriate. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund post-Closing. However, in light of the tax-favored status of the shareholders of the Tactical Allocation Fund and the Acquiring Fund, which are the Participating Insurance Companies and their Accounts, the fact that a Fund’s capital loss carryovers become unavailable should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option.
     After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes. Contract Owners should ask their own tax advisors for more information on their own tax situation.
     Multi-Asset Fund into Acquiring Fund
     The Reorganization, while not free from doubt, is anticipated to be a taxable transaction because, among other things, of the differences in the objectives and strategies between the Multi-Asset Fund and the Acquiring Fund including Multi-Asset Fund’s strategy of investing in underlying funds. The principal federal income tax considerations that are expected to result from the Reorganization of the Multi-Asset Fund into the Acquiring Fund (other than to a shareholder that owns on the date the Reorganization is approved by shareholders and at all times until Closing 80% or more of the shares of the Multi-Asset Fund) are as follows:
•	the Multi-Asset Fund will recognize gain or loss on the sale immediately before Closing of all, or substantially all, of its assets for cash;

•	the Multi-Asset Fund more likely than not will recognize gain or loss on the transfer of its assets to the Acquiring Fund;

•	each shareholder of the Multi-Asset Fund more likely than not will recognize a taxable gain or loss equal to the difference between its tax basis in its Multi-Asset Fund shares and the fair market value of the shares of the Acquiring Fund it receives;

•	the Acquiring Fund will recognize no gain or loss as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Multi-Asset Fund more likely than not will be equal to the fair market value of such Acquiring Fund shares on the date of distribution; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Multi-Asset Fund more likely than not will begin on the day following the date of receipt of the Acquiring Fund shares.
     Neither the Multi-Asset Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render an opinion to the Multi-Asset Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the Multi-Asset Fund and the Acquiring

Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “WHERE TO FIND ADDITIONAL INFORMATION.” Opinions of counsel are not binding upon the IRS or the courts.
     However, in light of the tax-favored status of the shareholders of the Multi-Asset Fund and the Acquiring Fund, which are the Participating Insurance Companies and their Accounts, the Reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option. Therefore, as a practicable matter, investors in the Multi-Asset Fund should not incur any adverse federal income tax consequences on account of the Reorganization. The following discussion assumes the Reorganization of the Multi-Asset Fund with and into the Acquiring Fund does not qualify as a tax-free reorganization for federal income tax purposes.
     Prior to the Closing of the Reorganization, the Multi-Asset Fund will declare one or more dividends, and the Acquiring Fund may declare a dividend, payable at or near the time of Closing to their respective shareholders to the extent required to avoid entity level tax or as otherwise deemed desirable.
     Capital losses of a fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. In this case, because the Reorganization should not qualify as a tax-free reorganization, while not free from doubt, the Acquiring Fund should not succeed to the capital loss carryovers, if any, of the Multi-Asset Fund on closing of the Reorganization for federal income tax purposes. However, in light of the tax-favored status of the shareholders of the Multi-Asset Fund and the Acquiring Fund which are the Participating Insurance Companies and their Accounts, the fact that the Acquiring Fund will not succeed to any such capital loss carryovers should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option.
     After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes. Contract Owners should ask their own tax advisors for more information on their own tax situation.
Costs of the Reorganizations
     The total costs of the Reorganizations to be paid by the Acquiring Fund are estimated to be $30,000. The estimated total costs of the Reorganizations for each Target Fund, as well as the estimated proxy solicitation costs of the Target Funds, which are a part of the total Reorganization costs, are set forth in the table below.

	Estimated		Estimated Portion of
	Proxy	Estimated Total	Total Reorganization
	Solicitation	Reorganization	Costs to be Paid by
	Costs	Costs	the Target Funds
Tactical Allocation Fund	$103,000	$150,000	$0
Multi-Asset Fund	$100,000	$140,000	$0
     Invesco Advisers will bear the Reorganization costs of each Target Fund. The costs of a Reorganization include legal counsel fees, accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from a Reorganization.
VOTING INFORMATION
Solicitation of Proxies and Voting Instructions
     We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card or voting instruction form because (1) the Board is soliciting proxies from the Participating Insurance Companies and any other direct owners of Target Fund shares and (2) the Participating Insurance Companies are soliciting your voting instructions on how to vote shares of the Target Fund(s) attributable to your Variable Contract at the Meeting and at any adjournments of the Meeting.

     This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Voting instruction forms that are properly signed, dated and received by the applicable Participating Insurance Company will be voted as specified. If you specify a vote on the Reorganization, your Participating Insurance Company will vote those shares attributable to your Variable Contract as you indicate. Any shares of a Target Fund for which no voting instructions are given and signed voting instruction forms without specified instructions will generally be voted by the Participating Insurance Company, if required, in proportion to those shares for which timely instructions are received. The effect of this proportional voting is that Contract Owners representing a small number of Target Fund shares may determine the outcome of the vote on the Reorganization. Contract Owners should contact their Participating Insurance Company for information about any applicable deadline for providing voting instructions to such Participating Insurance Company. Please see your Variable Contract prospectus for information on how to contact your Participating Insurance Company. To provide voting instructions, you may simply complete, sign and return the enclosed voting instruction form or provide voting instructions by telephone or through a website established for that purpose as provided by your Participating Insurance Company. Because the proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if any shares of a Target Fund are held in a broker’s name, the broker will not be entitled to vote those shares if it has not received instructions from the shareholder.
     This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders, proxy cards and voting instruction form(s) are expected to be mailed on or about February __, 2011 to all shareholders entitled to vote or entitled to provide voting instructions. Shareholders of record of the Target Funds as of the close of business on January 21, 2011 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Funds as of December 15, 2010 can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.
     Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing to the address of the Target Funds set forth on the cover page of this Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke a proxy, if a shareholder is present at the Meeting, it may withdraw its proxy and vote in person. If you are a Contract Owner, you may revoke your voting instructions by sending a written notice to the applicable Participating Insurance Company expressly revoking your instructions, or by signing and forwarding to the Participating Insurance Company later-dated voting instructions. Contract Owners should contact their Participating Insurance Company for further information on how to revoke previously given voting instructions, including any applicable deadlines. Please see your Variable Contract prospectus for information on how to contact your Participating Insurance Company.
Quorum Requirement and Adjournment
     A quorum of shareholders is necessary to hold a valid shareholder meeting of each Target Fund. For each Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.
     As discussed above, shares of the Target Funds are offered only to Participating Insurance Company Accounts as investment options under their Variable Contracts. Accordingly, as of the Record Date, shares of the Target Funds were only held by such Accounts. Contract Owners have the right to instruct their Participating Insurance Company on how to vote the shares attributable to their Variable Contracts, as described more fully above.
     Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.
Vote Necessary to Approve the Agreement
     The Board has unanimously approved each Reorganization, subject to shareholder approval. Provided that a quorum is present at the Meeting, shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if holders of more than 50% of the outstanding shares of such Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of such Target Fund.
     Abstentions are counted as present for purposes of determining quorum but are not considered votes cast at the Meeting. As a result, abstentions will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or of the outstanding shares of such Target Fund.
Proxy Solicitation
     The Target Funds have engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s estimated costs are set forth above under the “Costs of the Reorganizations” section of this Joint Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Funds, Invesco Advisers or its affiliates, or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Funds’ officers and employees of Invesco Advisers or its affiliates may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
     Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.
Other Meeting Matters
     Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. Under the Target Funds’ bylaws, business transacted at a special meeting such as the Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
Share Ownership by Large Shareholders, Management and Trustees
     A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of each Target Fund, owned 5% or more of the outstanding shares of a class of such Target Fund can be found at Exhibit B. As of December 15, 2010, the Acquiring Fund had no shareholders.
     No shares of any Fund are owned directly by the Trustees of the Trust or the Trust’s executive officers.
OTHER MATTERS
Capitalization
     The following table sets forth as of September 30, 2010, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share of each Class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Target Fund(s). The pro forma capitalization column in the table assumes that all Reorganizations have taken place. The capitalizations of the Target Funds, the Acquiring

Fund and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

					Pro Forma
	Actual (as of September 30, 2010)				Assuming both Reorganizations are
	Tactical	Multi-Asset	Balanced-Risk		Completed
	Allocation Fund	Fund (Target	Fund (Acquiring		Pro Forma		Balanced-Risk
	(Target Fund)	Fund)	Fund)		Adjustments		Fund
Net Assets (all classes)	$63,793,988	$58,975,036	$0	(1)	$0	(2)	$122,769,024
Series I Net Assets	$16,474	$1,428,989	$0	(1)	$0	(2)	$1,445,463
Series I Shares Outstanding	1,325	97,542	0	(1)	17,421	(3)	116,288
Series I NAV Per Share	$12.43	$14.65	$12.43	(1)			$12.43
Series II Net Assets	$63,777,514	$57,546,047	$0	(1)	$0	(2)	$121,323,561
Series II Shares Outstanding	5,147,582	3,944,783	0	(1)	700,466	(3)	9,792,811
Series II NAV Per Share	$12.39	$14.59	$12.39	(1)			$12.39

(1)	As of September 30, 2010, the Acquiring Fund had not commenced operations and therefore no capitalization information is provided for the Acquiring Fund. Series I and Series II shares of the Acquiring Fund will commence operations upon the closing of the Reorganization at the Net Asset Value per share shown for Tactical Allocation Fund’s Series I and Series II shares, respectively.

(2)	Invesco Advisers will bear 100% of the Reorganization costs of the Funds. As a result, there are no pro forma adjustments to net assets.

(3)	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Funds’ shareholder accounts based on the relative value of the Target Funds’ and the Acquiring Fund’s net asset value per share.
Dissenters’ Rights
     If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes any applicable state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value until the Closing Date of the Reorganization. After the Reorganizations, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value.
Shareholder Proposals
     The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a Target Fund, shareholders of such Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.
WHERE TO FIND ADDITIONAL INFORMATION
     This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made.
     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F

Street, NE, Washington, DC 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

EXHIBIT A
OUTSTANDING SHARES OF THE TARGET FUNDS
     As of December 15, 2010, there were the following number of shares outstanding of each class of each Target Fund:

Target Fund/Share Classes	Number of Shares Outstanding
Invesco Van Kampen V.I. Global Tactical Asset Allocation
Series I	1,325.30
Series II	5,822,036.29

Invesco V.I. Global Multi-Asset Fund
Series I	4,054,598.02
Series II	119,441.77

A-1

EXHIBIT B
OWNERSHIP OF THE TARGET FUNDS
Significant Holders
     Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust, owned 5% or more of the outstanding shares of each class of the Target Funds. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number of	Percent Owned of
Name and Address	Class of Shares	Shares Owned	Record*

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund
INVESCO ADVISERS INC	Series I	1,325.30	100.00%
ATTN CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499

PACIFIC SELECT VARIABLE ANNUITY	Series II	5,574,710.57	95.75%
700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307

Invesco V.I. Global Multi-Asset Fund
HARTFORD LIFE & ANNUITY	Series I	110,193.42	92.26%
SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE CO	Series I	8,826.39	7.39%
SEPARATE ACCOUNT ATTN UIT OPERATION PO BOX 2999 HARTFORD CT 06104-2999

SEPARATE ACCOUNT A OF PACIFIC LIFE	Series II	2,954,453.02	72.87%
INSURANCE CO 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307

HARTFORD LIFE AND ANNUITY	Series II	917,324.99	22.62%
SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
     To the best of the knowledge of the Trust, the ownership of shares of the Target Funds by executive officers and Trustees of the Trust as a group constituted less than 1% of each outstanding class of shares of the Target Funds as of December 15, 2010.

B-1

EXHIBIT C
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

C-1

AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2011 by AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“AVIF”), on behalf of (i) its series identified on Exhibit A hereto as a Target Fund (each a “Target Fund”); (ii) its series identified on Exhibit A hereto as the Acquiring Fund (the “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for the Acquiring Fund and the designated Target Fund (as set forth in Exhibit A hereto and listed as Taxable or Tax-Free, hereinafter referred to as the “Taxable Reorganization” or “Tax-Free Reorganization,” respectively, individually as a “Reorganization” and, collectively, the “Reorganizations”) to enter into a transaction pursuant to which: (i) the Target Fund will liquidate all, or substantially all, of its assets in exchange for cash immediately prior to the Closing; (ii) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange solely for the corresponding classes of shares of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (iii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement. The Acquiring Fund is, and will be immediately prior to Closing, a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of each Target Fund;
          WHEREAS, AVIF is an open-end, registered investment company of the management type;
          WHEREAS, with respect to the parties to the Tax-Free Reorganization, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to such Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”); and
          WHEREAS, with respect to the parties to the Taxable Reorganization, this Agreement is intended to be and is adopted as a plan of complete liquidation pursuant to Section 331/332 of the Code and the parties intend to treat such Reorganization as a transaction that does not qualify as a tax-free reorganization within the meaning of Section 368(a)(1) of the Code.
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the other, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one Reorganization should fail to be consummated, such failure shall not affect the other Reorganization in any way.

     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Fund and the Acquiring Fund agree to take the following steps with respect to the Reorganizations, the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:
     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2. Prior to the transfer of its Assets, each Target Fund shall reduce all, or substantially all, of its assets to cash denominated in U.S. currency.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash (including that derived from the liquidation of all, or substantially all, of the assets of the Target Fund in exchange for cash pursuant to Section 1.2(a)), securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(f) (collectively, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Fund identifies a liability that the Acquiring Fund and the Target Fund mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Fund and the Target Fund at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target

Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.
     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2.	VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by AVIF’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of such class of the Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund, computed on the Valuation Date using such Target Fund’s valuation procedures established by AVIF’s Board of Trustees, which are the same as the Acquiring Fund’s and the other Target Fund’s valuation procedures.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place at the time identified on Exhibit A unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to each Reorganization:

     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Fund shall direct the Target Custodian to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Fund shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Fund that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of AVIF or the authorized officers of AVIF, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Fund represents and warrants to the Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of AVIF, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) AVIF is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund may acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign)

responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date, will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Fund and AVIF and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of AVIF, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. The Acquiring Fund represents and warrants to each Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of AVIF, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) AVIF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The Prospectuses and Statements of Additional Information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) On the Closing Date, the Acquiring Fund will have no assets other than seed capital contributed by IAI or its affiliates;
     (f) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (g) The Acquiring Fund is, and will be at the time of Closing, a newly created series, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the Assets of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to IAI or its affiliate to secure any required initial shareholder approvals;
     (h) The Acquiring Fund intends to elect to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a regulated investment company for its current taxable year. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;
     (i) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by AVIF and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (j) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of AVIF, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (k) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by AVIF;
     (l) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (m) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUNDS
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and, except as provided by Section 1.2(a) hereof, material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Fund will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
     (c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (e) If reasonably requested by the Acquiring Fund in writing, the Target Fund will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund in a Tax-Free Reorganization (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund in a Tax-Free Reorganization for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.
     (f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (h) If reasonably requested in writing by the Acquiring Fund, with respect to the Tax-Free Reorganization, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.
     (i) It is the intention of the parties to the Tax-Free Reorganization that such Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to the Tax-Free Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
     (j) It is the intention of the parties to the Taxable Reorganization to treat the Agreement as the adoption of a plan of complete liquidation pursuant to Section 331/332 of the Code and the parties intend to treat such Reorganization as a transaction that does not qualify as a tax-free reorganization within the meaning of Section 368(a)(1) of the Code. None of the parties to the Taxable Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment.
     (k) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (l) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at the Target Fund’s election,

to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Fund shall have delivered to the Target Fund on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date; and

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) If requested by the Acquiring Fund, the Target Fund shall have delivered to the Acquiring Fund (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of AVIF, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);
     (c) The Target Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Fund, on or before the Closing Date; and
     (f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Fund or Target Fund, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Fund’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Fund’s or the Acquiring Fund’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target

Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.5. The Target Fund and the Acquiring Fund shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Fund and the Acquiring Fund, as to the matters set forth on Schedule 8.5. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Fund, the Acquiring Fund and others, and the officers of the Target Fund and the Acquiring Fund shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES
     9.1. IAI has agreed to bear the Reorganization costs of each Fund.

10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Fund shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by AVIF with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.
     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the Acquiring Fund as provided in the Governing Documents of AVIF. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

          IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.		AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By:		By:

	Name:		Name:
	Title:		Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Tax Status
	Corresponding Target Fund (and	Closing Date	(Taxable or
Acquiring Fund (and share classes)	share classes)	and Time	Tax-Free)
Invesco V.I. Balanced-Risk Allocation Fund	Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund	___/__/2011 8:00 a.m. ET	Tax-Free
Series I Series II	Series I Series II

Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Global Multi-Asset Fund	___/__/2011 9:00 a.m. ET	Taxable
Series I Series II	Series I Series II

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.5
Tax Opinions
     With respect to the Tax-Free Reorganization listed on Exhibit A:
     (i) The Target Fund will recognize gain or loss on the sale immediately before Closing of all, or substantially all, of the Target Fund’s assets for cash (denominated in U.S. currency) pursuant to Section 1001(a) of the Code;
     (ii) The acquisition by the Acquiring Fund of all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, more likely than not will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each more likely than not will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
     (iii) The Target Fund more likely than not will recognize no gain or loss upon the transfer of all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
     (iv) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
     (v) The Target Fund more likely than not will recognize no gain or loss upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
     (vi) The tax basis of the assets of the Target Fund received by the Acquiring Fund more likely than not will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
     (vii) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund more likely than not will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
     (viii) The shareholders of the Target Fund more likely than not will recognize no gain or loss upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

     (ix) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund more likely than not will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
     (x) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund more likely than not will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
     (xi) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund more likely than not will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund more likely than not will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.
     With respect to the Taxable Reorganization listed on Exhibit A that qualifies as a Section 331 liquidation under the Code:
     (i) The Target Fund will recognize gain or loss on the sale immediately before Closing of all, or substantially all, of the Target Fund’s assets for cash (denominated in U.S. currency) pursuant to Section 1001(a) of the Code;
     (ii) The Target Fund more likely than not will recognize gain or loss on the transfer of any assets (other than cash denominated in U.S. currency) to the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 1001(a) of the Code; Target Fund more likely than not will have an adjusted tax basis in the Acquiring Fund shares purchased equal to their cost pursuant to Section 1012(a) of the Code;
     (iii) Target Fund more likely than not will recognize gain or loss upon the distribution of the Acquiring Fund shares received by the Target Fund to the Target Fund shareholders in complete liquidation of the Target Fund in connection with the Reorganization in an amount equal to the difference, if any, between the fair market value of the Acquiring Fund shares distributed and the Target Fund’s tax basis in such shares pursuant to Section 336(a) of the Code;
     (iv) Target Fund shareholders more likely than not will recognize gain or loss on the exchange of their Target Fund shares solely for Acquiring Fund shares in connection with the Reorganization in an amount equal to the difference between the fair market value of the Acquiring Fund shares received by a Target Fund shareholder and the Target Fund shareholder’s tax basis in his or her Target Fund shares pursuant to Section 331(a) of the Code;

     (v) The aggregate tax basis of the Acquiring Fund shares received by the Target Fund shareholders more likely than not will be equal to the fair market value of such Acquiring Fund shares on the date of distribution pursuant to Section 334(a) of the Code;
     (vi) The holding period of the Acquiring Fund shares received by the Target Fund shareholders more likely than not will begin on the day following the date of receipt of the Acquiring Fund shares (cf., Rev. Rul. 54-607, 1954-2 C.B. 177); and
     (vii) The Acquiring Fund will recognize no gain or loss upon its receipt of the assets of the Target Fund in exchange solely for the issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
     With respect to each Taxable Reorganization listed on Exhibit A that qualifies as a Section 332 liquidation under the Code:
     (i) The Target Fund will recognize gain or loss on the sale immediately before Closing of all, or substantially all, of the Target Fund’s assets for cash (denominated in U.S. currency) pursuant to Section 1001(a) of the Code;
     (ii) The Target Fund more likely than not will recognize gain or loss on the transfer of any assets (other than cash denominated in U.S. currency) to the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 1001(a) of the Code; Target Fund more likely than not will have an adjusted tax basis in the Acquiring Fund shares purchased equal to their cost pursuant to Section 1012(a) of the Code;
     (iii) Target Fund (a) more likely than not will recognize no gain or loss upon the distribution of the Acquiring Fund shares received by the Target Fund to the Target Fund shareholders that constitute an “80-percent distributee” (within the meaning of Section 337(c) of the Code) in complete liquidation of the Target Fund in connection with the Reorganization pursuant to Section 337(a) of the Code, and (b) more likely than not will recognize gain (but not loss) upon the distribution of the Acquiring Fund shares received by the Target Fund to any other Target Fund shareholders in complete liquidation of the Target Fund in connection with the Reorganization in an amount equal to the difference, if any, between the fair market value of the Acquiring Fund shares distributed and the Target Fund’s tax basis in such shares pursuant to Sections 336(a) and 336(d)(3) of the Code;
     (iv) (a) Target Fund shareholders, all of which were, on the date the Plan was adopted, and have continued to be at all times through the Closing of the Reorganization, the owners of stock in the Target Fund meeting the requirements of Section 332(b)(1) of the Code by reason of being members of the same affiliated group of corporations within the meaning of Section 1504(a) of the Code and Treasury Regulations Section 1.1502-34, more likely than not will recognize no gain or loss on the receipt by them of Acquiring Fund shares in complete liquidation of Target Fund, pursuant to Section 332(a) of the Code, except that such Acquiring Fund shareholders will be required to treat as a dividend from Target Fund an amount equal to the dividends paid deduction allowable to Target Fund by reason of such distribution pursuant to Section 332(c) of the Code; and (b) any other Target Fund shareholders more likely than not will recognize gain or loss on the exchange of their Target Fund shares solely for Acquiring Fund shares in connection with the Reorganization in an amount equal to the difference between the fair market value of the Acquiring Fund shares received by a Target Fund shareholder and the Target Fund shareholder’s tax basis in his or her Target Fund shares pursuant to Section 331(a) of the Code;
     (v) (a) The aggregate tax basis of the Acquiring Fund shares received by the Target Fund shareholders that constitute an 80-percent distributee (within the meaning of Section 337(c) of the Code) more likely than not will be the same as it would be in the hands of the Target Fund pursuant to Section 334(b)(1) of the Code; and (b) the aggregate tax basis of the Acquiring Fund shares received by any other Target Fund shareholders more likely than not will be equal to the fair market value of such Acquiring Fund shares on the date of distribution pursuant to Section 334(a) of the Code;
     (vi) (a) The holding period of the Acquiring Fund shares received by the Target Fund shareholders that constitute an 80-percent distributee (within the meaning of Section 337(c) of the Code) more likely than not will include the period for which such Acquiring Fund shares were held by the Target Fund pursuant to Section 1223(2) of the Code; and (b) the holding period of the Acquiring Fund shares received by any other Target Fund shareholders more likely than not will begin on the day following the date of receipt of the Acquiring Fund shares (cf., Rev. Rul. 54-607, 1954-2 C.B. 177); and
     (vii) The Acquiring Fund will recognize no gain or loss upon its receipt of the assets of the Target Fund in exchange solely for the issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

EXHIBIT D
FINANCIAL HIGHLIGHTS INFORMATION
     The financial highlight tables are intended to help you understand the Target Funds’ financial performance for the past five fiscal years (or since inception if shorter) and are included in their respective prospectuses which are each incorporated herein by reference. The financial highlights table below provides additional information for the most recent six-month semi-annual reporting period for the Target Funds. The information is unaudited. Prior to the date of this Proxy Statement, the Acquiring Fund had not yet commenced operations; therefore, financial highlights are not available. The Target Funds’ fiscal year end is December 31 and accordingly, the Target Fund financial highlights table below contains information for the six-month period ended June 30, 2010.
The following schedule presents financial highlights for a share of each Target Fund outstanding for the period indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends						net assets		assets without		investment
	value,	investment	(both	Total from	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	Realized and	investment	investment	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss) (a)	unrealized)	operations	income	Distributions	of period	Return(b)		(000s omitted)	absorbed		absorbed		net assets		Turnover(c)
Tactical Allocation Fund (Target Fund)
Series I
Six months ended 06/30/10	$12.00	$0.06	$(0.70)	$(0.64)	$(0.16)	$(0.16)	$11.20	(6.33	)%(d)	$100	0.90%		1.17%		0.97%		116%
Series II
Six months ended 06/30/10	12.10	0.05	(0.81)	(0.76)	(0.16)	(0.16)	11.18	(6.43	)%(d)	59,100	1.15		1.42		0.60		116

Multi-Asset Fund (Target Fund)
Series I
Six months ended 06/30/10	$13.69	$0.17	$(0.34)	$(0.17)	$—	$—	$13.52	(1.24)%		$1,171	0.14	%(e)	1.15	%(e)	2.45	%(e)	85%
Series II
Six months ended 06/30/10	13.65	0.15	(0.34)	(0.19)	—	—	13.46	(1.39)		52,524	0.39	(e)	1.40	(e)	2.20	(e)	85

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	These returns include combined Rule 12b-1 fees and services of up to 0.25%.

(e)	Ratios are annualized and based on following average daily net assets (000’s omitted) of $905 and $53,174 for Series I and Series II shares, respectively.

D-1

Part B
STATEMENT OF ADDITIONAL INFORMATION
[________], 2010
To the
Registration Statement on Form N-14 Filed by:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
On behalf of: Invesco V.I. Balanced-Risk Allocation Fund
11 Greenway Plaza, Suite 2500
Houston, Texas 77046-1173
(800) 410-4246
Relating to the April 1, 2011 Joint Special Meeting of
Shareholders of the following Invesco Funds:
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund
Invesco V.I. Global Multi-Asset Fund
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated [________], 2010 (the “Proxy Statement/Prospectus”) relating specifically to the Joint Special Meeting of Shareholders of each of the above-listed mutual funds to be held on April 1, 2011. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 410-4246. You can also access this information at www.invesco.com/us.

General Information
This Statement of Additional Information relates to (a) the proposed acquisition of all of the assets and assumption of all liabilities of each “Target Fund,” as identified below, by the “Acquiring Fund” in exchange for shares of the corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund in complete liquidation of the Target Fund; and (c) the termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”). Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information. Each Acquiring Fund and each Target Fund is a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Target Funds:	Acquiring Fund:
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund	Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Global Multi-Asset Fund
Incorporation of Documents by Reference into the Statement of Additional Information
Because Invesco V.I. Balanced-Risk Allocation Fund was newly created, it has not published an annual or semi-annual report to shareholders.
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated January 7, 2011, for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with respect to Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Multi-Asset Fund (filed via EDGAR on January 6, 2011, Accession No. 0000950123-11-001059).

2.	Statement of Additional Information dated April 30, 2010, for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with respect to Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (filed via EDGAR on April 28, 2010, Accession No. 0000950123-10-039727) (“SAI I”).

3.	Supplement dated May 24, 2010 to SAI I (filed via EDGAR on May 24, 2010, Accession No. 0000950123-10-052433).

4.	Supplement dated June 15, 2010 to SAI I (filed via EDGAR on June 15, 2010, Accession No. 0000950123-10-058305).

5.	Supplement dated July 1, 2010 to SAI I (filed via EDGAR on July 1, 2010, Accession No. 0000950123-10-063168).

6.	Supplement dated August 13, 2010 to SAI I (filed via EDGAR on August 13, 2010, Accession No. 0000950123-10-077187).

7.	Supplement dated August 25, 2010 to SAI I (filed via EDGAR on August 25, 2010, Accession No. 0000950123-10-080640).

8.	The unaudited financial statements included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2010, with respect to Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund and Invesco V.I. Global Multi-Asset Fund (filed via EDGAR on August 27, 2010, Accession No. 0000950123-10-081577).

9.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Life Investment Trust Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to the Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio, the predecessor fund of Invesco Van Kampen V.I. Global

1

Tactical Asset Allocation Fund (filed via EDGAR on February 26, 2010, Accession No. 0000950123-10-018267).
10.	The audited financial statements and related report of the independent public accounting firm included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to Invesco V.I. Global Multi-Asset Fund (formerly, AIM V.I. PowerShares ETF Allocation Fund) (filed via EDGAR on February 26, 2010, Accession No. 0000950123-10-017727).
Pro Forma Financial Information

2

Pro Forma Financial Information
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the “Tactical Allocation
Fund”) and Invesco V.I. Global Multi-Asset Fund (the “Multi-Asset Fund”) into Invesco
V.I. Balanced-Risk Allocation Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if all of the reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and the Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of each of the Target Funds into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table. The Acquiring Fund is a shell fund that was recently created specifically to acquire the assets and assume the liabilities of the Target Funds. No reorganization is contingent upon any other reorganization.

12 Month
Target Fund	Acquiring Fund	Period Ended
Tactical Allocation Fund	Invesco V.I. Balanced-Risk	06/30/2010
Multi-Asset Fund	Allocation Fund	06/30/2010
Basis of Pro Forma
Tactical Allocation Fund with and into the Acquiring Fund is anticipated to qualify as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the reorganizations. Multi-Asset Fund with and into the Acquiring Fund is anticipated to be a taxable transaction for federal income tax purposes. The Target Funds and the Acquiring Fund are each series of a registered open-end management investment company that issues its shares in separate series. Each Target Fund and the Acquiring Fund are generally sold only to separate accounts of various insurance companies to fund the benefits of variable annuity and/or variable life insurance polices. Each reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the reorganization were to have taken place on the period ended date in Note 1.

	Tactical Allocation Fund	Multi-Asset Fund
Target Fund Share	(Target Fund )	(Target Fund)	Acquiring Fund
Class	Shares Exchanged	Shares Exchanged	Share Class
Series I	10,000	104,582	Series I
Series II	5,286,076	4,699,087	Series II
Each Target Fund intends to liquidate substantially all of its assets prior to the closing of the reorganization.

Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net Assets	As-of Date
Tactical Allocation Fund (Target Fund)	$59,185,179	06/30/2010
Multi-Asset Fund (Target Fund)	$53,695,172	06/30/2010
Invesco V.I. Balanced-Risk Allocation Fund (Acquiring Fund)	$—	06/30/2010
Invesco V.I. Balanced-Risk Allocation Fund (Pro Forma Combined)	$112,880,931	06/30/2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the reorganizations had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	$294,090
Administrative services fees (2)	143,614
Custodian fees (3)	(171,525)
Professional fees (4)	(66,664)
Trustees’ and officers fees and benefits (5)	(19,904)
Other expenses (6)	(97,016)
Fee waiver and/or expense reimbursements (1)	(39,163)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2013 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the reorganization the Adviser has contractually agreed through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Series I and Series II shares to 0.70% and 0.95%, of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses, which are expenses of underlying investment companies that are paid indirectly as a result of share ownership of the underlying investment companies, are also excluded in determining such obligation. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

(2)	Administrative services fees were adjusted for the increase in pricing structure for accounting services paid to insurance companies for the Acquiring Fund. This increase was offset somewhat by the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Funds and the Acquiring Fund.

(3)	Custodian fees were reduced due to the different investment objectives and strategies of the Acquiring Fund.

(4)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

(6)	Other expenses were reduced for general operating expenses under the investment objectives and strategies of the Acquiring Fund.
No significant accounting policies will change as a result of the reorganizations, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
Tactical Allocation Fund and Multi-Asset Fund are expected to incur an estimated $150,000 and $140,000, respectively in reorganization costs and Invesco will bear 100% of these costs. These costs represent the estimated non recurring expense of each Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganization. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the reorganization.
Note 5 — Repositioning Costs
The reorganizations will result in the sale of all of the portfolio securities and investments of the Target Funds prior to the reorganizations. The transaction costs incurred in connection with the sale of such portfolio securities prior to the reorganizations are estimated not to be material for the Multi-Asset Fund because its portfolio investments are comprised of shares of other mutual funds. With respect to the reorganization of the Tactical Allocation Fund, the transaction costs incurred in connection with the sale of its portfolio securities prior to such reorganization are estimated to have a _____ basis point impact on the Tactical Allocation Fund’s asset base.
The sale of such portfolio securities may also result in the realization of capital gains to the Target Funds that, to the extent not offset by capital losses, would be distributed to shareholders. As of September 30, 2010, the Tactical Allocation Fund and Multi-Asset Fund had net unrealized appreciation of investment securities on a tax basis of approximately $3.8 million and $5.6 million, respectively. However, in light of the tax-favored status of the shareholders of the Target Funds, which are the participating insurance companies and their accounts, the sale of such portfolio securities should not result in any material adverse federal income tax consequences to the shareholders of the Target Funds or to contract owners that have selected a Target Fund as an investment option.
Note 5 — Accounting Survivor
Tactical Allocation Fund will be the accounting survivor. The portfolio management and portfolio composition of the surviving fund will be more like Tactical Allocation Fund while the objectives, policies, restrictions and expense structure of the shell portfolio are different than both acquired funds.
Note 6 — Capital Loss Carryforward
At December 31, 2009, neither Tactical Allocation Fund nor Multi-Asset Fund had a capital loss carryforward. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Considerations in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

PART C
OTHER INFORMATION

Item 15.	—	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 16(1) and (2) below. Under the Amended and Restated Agreement and Declaration of Trust, effective as of September 14, 2005, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; and (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with an $80,000,000 limit of liability (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset

Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss, suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.		Exhibits

1 (a)	—	(1) Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

	—	(2) Amendment No. 1, effective as of December 21, 2005, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

	—	(3) Amendment No. 2, effective as of July 3, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, effective as of January 9, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment No. 4, effective as of July 3, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(6) Amendment No. 5, effective as of May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(7) Amendment No. 6, effective as of May 24, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(8) Amendment No. 7, effective as of June 12, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(9) Amendment No. 8, effective as of July 5, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(10) Amendment No. 9, effective as of November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(11) Amendment No. 10, effective as of December 21, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(12) Amendment No. 11, effective as of May 1, 2007, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

—	(13) Amendment No. 12, effective as of May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 36, to the Registrant’s Registration Statement on Form N-1A, filed on August 8, 2008.

—	(14) Amendment No. 13, effective as of July 31, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 37, to the Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

—	(15) Amendment No. 14, effective as of November 12, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 39, to the Registrant’s Registration Statement on Form N-1A, filed on November 25, 2009.

—	(16) Amendment No. 15, effective as of April 30, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

	—	(17) Amendment No. 16, effective as of February 12, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

	—	(18) Amendment No. 17, effective as of April 30, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

	—	(19) Amendment No. 18, effective as of June 15, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

2 (a)	—	(1) Amended and Restated By-Laws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

	—	(2) Amendment adopted effective August 1, 2006, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment No. 2, adopted effective March 23, 2007, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(4) Amendment No. 3, adopted effective January 1, 2008, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 34, to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(5) Amendment No. 4, adopted effective April 30, 2010, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

3	—	Voting Trust Agreements — None

4	—	Form of Agreement and Plan Reorganization of Registrant on behalf of certain series portfolios is attached to the Joint Proxy Statement Prospectus contained in this Registrant Statement.

5	—	Articles II, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, define rights of holders of shares.

6 (a)	—	(1) Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

—	(2) Amendment No. 1, dated May 1, 2001, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on April 12, 2001.

—	(3) Amendment No. 2, dated September 7, 2001, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

—	(4) Amendment No. 3, dated May 1, 2002, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

—	(5) Amendment No. 4, dated August 29, 2003, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 2004.

—	(6) Amendment No. 5, dated April 30, 2004 to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2005.

—	(7) Amendment No. 6, dated July 1, 2004, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2005.

—	(8) Amendment No. 7, dated October 15, 2004, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2005.

—	(9) Amendment No. 8, dated July 1, 2005, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

—	(10) Amendment No. 9, dated December 21, 2005, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

—	(11) Amendment No. 10, dated May 1, 2006, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(12) Amendment No. 11, dated June 12, 2006, to Master Investment Advisory Agreement between Registrant, dated May 1, 2000, and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(13) Amendment No. 12, dated July 3, 2006, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(14) Amendment No. 13, dated November 6, 2006, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(15) Amendment No. 14, dated December 21, 2006, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(16) Amendment No. 15, dated May 1, 2007, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 34, to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

—	(17) Amendment No. 16, dated July 1, 2007, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 34, to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

—	(18) Amendment No. 17, dated October 22, 2008, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and Invesco Aim Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 38, to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

—	(19) Amendment No. 18, dated January 1, 2010, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 41, to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

—	(20) Amendment No. 19, dated February 12, 2010, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

	—	(21) Amendment No. 20, dated March 3, 2010, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

	—	(22) Amendment No. 21, dated April 30, 2010, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

	—	(23) Form of Amendment No. 22, dated [ ], to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and Invesco Advisers, Inc. incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(b)	—	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Post-Effective Amendment No. 34, to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(2) Amendment No. 1, dated October 22, 2008, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Post-Effective Amendment No. 38, to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(3) Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Post-Effective Amendment No. 41, to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

(4) Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

(5) Amendment No. 4, dated March 3, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

	—	(6) Amendment No. 5, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

	—	(7) From of Amendment No. 6, dated [ ], to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

7 (a)	—	(1) First Amended and Restated Master Distribution Agreement, dated July 16, 2001, between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, filed on July 18, 2001.

	—	(2) Amendment No. 1, dated September 7, 2001, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001 incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment No. 2, dated May 1, 2002, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors Inc., dated July 16, 2001 incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(4) Amendment No. 3, dated August 29, 2003, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001 incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 2004.

—	(5) Amendment No. 4, dated April 30, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2005.

—	(6) Amendment No. 5, dated October 15, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2005.

—	(7) Amendment No. 6, dated July 1, 2005, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

—	(8) Amendment No. 7, dated December 21, 2005, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

—	(9) Amendment No. 8, dated May 1, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(10) Amendment No. 9, dated June 12, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(11) Amendment No. 10, dated July 3, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(12) Amendment No. 11, dated November 6, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(13) Amendment No. 12, dated December 21, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(14) Amendment No. 13, dated May 1, 2007, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 34, to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(15) Amendment No. 14, dated October 22, 2008, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Aim Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 38, to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(16) Amendment No. 15, dated February 12, 2010, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Aim Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

	—	(17) Amendment No. 16, dated March 3, 2010, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Aim Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

	—	(18) Amendment No. 17, dated April 30, 2010, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

	—	(19) Form of Amendment No. 18, dated [ ], to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

8 (a)	—	Form of Retirement Plan for Eligible Directors/Trustees, as amended January 1, 2008 incorporated herein by reference to Post-Effective Amendment No. 38, to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(b)	—	Form of Trustee Deferred Compensation Agreement, amended January 1, 2008 incorporated herein by reference to Post-Effective Amendment No. 38, to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

9 (a)	—	Amended and Restated Master Custodian Contract, dated June 1, 2010, between Registrant and State Street Bank and Trust Company incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

(b)	—	(1) Custody Agreement, dated September 19, 2000, between Registrant and The Bank of New York incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on April 12, 2001.

	—	(2) Amendment No. 1, dated May 31, 2005, to Custody Agreement dated September 19, 2000, between Registrant and The Bank of New York incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

(c)	—	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-1A, filed on February 11, 2008.

10 (a)	—	(1) Registrant’s Master Distribution Plan pursuant to Rule 12b-1 for Series II shares incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, filed on July 18, 2001.

	—	(2) Amendment No. 1 to the Registrant’s Master Distribution Plan, dated September 7, 2001 incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment No. 2 to the Registrant’s Master Distribution Plan, dated May 1, 2002 incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(4) Amendment No. 3 to the Registrant’s Master Distribution Plan, dated August 29, 2003 incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 2004.

	—	(5) Amendment No. 4 to the Registrant’s Master Distribution Plan, dated April 30, 2004 incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2005.

	—	(6) Amendment No. 5 to the Registrant’s Master Distribution Plan, dated October 15, 2004 incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2005.

	—	(7) Amendment No. 6 to the Registrant’s Master Distribution Plan, dated July 1, 2005 incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

	—	(8) Amendment No. 7 to the Registrant’s Master Distribution Plan, dated December 21, 2005 incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

	—	(9) Amendment No. 8 to the Registrant’s Master Distribution Plan, dated May 1, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(10) Amendment No. 9, to the Registrant’s Master Distribution Plan, dated June 12, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(11) Amendment No. 10, to the Registrant’s Master Distribution Plan, July 3, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(12) Amendment No. 11, to the Registrant’s Master Distribution Plan, dated November 6, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(13) Amendment No. 12, to the Registrant’s Master Distribution Plan, dated December 21, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(14) Amendment No. 13, to the Registrant’s Master Distribution Plan, dated May 1, 2007 incorporated herein by reference to Post-Effective Amendment No. 34, to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(15) Amendment No. 14, to the Registrant’s Master Distribution Plan, dated October 22, 2008 incorporated herein by reference to Post-Effective Amendment No. 38, to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(16) Amendment No. 15, to the Registrant’s Master Distribution Plan, dated February 12, 2010 incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

	—	(17) Amendment No. 16, to the Registrant’s Master Distribution Plan, dated March 3, 2010 incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

	—	(18) Amendment No. 17, to the Registrant’s Master Distribution Plan, dated April 30, 2010 incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

	—	(19) Form of Amendment No. 18, to the to the Registrant’s Master Distribution Plan, dated [ ] incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

11	—	Opinion and Consent of Stradley Ronon Stevens & Young, LLP is filed herewith.

12	—	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders, will be filed by Post-effective Amendment.

13 (a)	—	(1) Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(2) Amendment No. 1, dated July 3, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(3) Amendment No. 2, dated November 6, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(4) Amendment No. 3, dated December 21, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(5) Amendment No. 4, dated May 1, 2007, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

—	(6) Amendment No. 5, dated October 22, 2008, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 38, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

—	(7) Amendment No. 6, dated January 1, 2010, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 44, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

—	(8) Amendment No. 7, dated February 12, 2010, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Post-Effective Amendment No. 46, to Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

—	(9) Amendment No. 8, dated March 3, 2010, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Post-Effective Amendment No. 46, to Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

—	(10) Amendment No. 9, dated April 30, 2010, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Post-Effective Amendment No. 46, to Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

(11) Form of Amendment No. 10, dated [ ], to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(b)	—	(1) Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(2) Amendment No. 1, dated July 1, 2007, to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 34, to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(c)	—	(1) Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and A I M Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1996.

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and Invesco Distributors, Inc. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(d)	—	(1) Participation Agreement, dated February 10, 1995, between Registrant and Citicorp Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1996.

	—	(2) Amendment No. 1, dated February 3, 1997, to the Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

(e)	—	(1) Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1996.

	—	(2) Amendment No. 1, dated February 3, 1997, to the Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

(f)	—	(1a) Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1996.

	—	(1b) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(2) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(3) Amendment No. 2, dated September 2, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(4) Amendment No. 3, dated January 26, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(5) Amendment No. 4, dated May 1, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(6) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(7) Amendment No. 6, dated September 26, 2001, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(8) Amendment No. 7, dated May 1, 2004, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(g)	—	(1) Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1996.

	—	(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, Dated April 30, 2010, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(h)	—	(1) Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(2) Amendment No. 1, dated July 1, 1997, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(3) Amendment No. 2, dated August 1, 1998, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(4) Amendment No. 3, dated November 8, 1999, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(5) Amendment No. 4 dated April 10, 2000, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(6) Amendment dated November 1, 2007, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(7) Amendment dated April 30, 2010, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(i)	—	(1a) Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(1b) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1999.

	—	(3) Amendment No. 2, dated December 18, 2002, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(j)	—	(1a) Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(1b) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(2) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(3) Amendment No. 2, dated April 13, 2000, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(5) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(6) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(7) Agreement No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(8) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(10) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company (formerly Merrill Lynch Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 52, to Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(k)	—	(1) Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(2) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(3) Amendment No. 2, dated April 3, 2000, to the Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment No. 3 dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(5) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(6) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(7) Amendment No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(8) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(10) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company of New York (formerly ML Life Insurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 52, to Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(l)	—	(1) Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(2) Amendment No. 1, dated November 8, 1999, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(3) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment dated April 30, 2004, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment dated November 1, 2007, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(6) Amendment dated April 30, 2010, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(m)	—	(1) Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(2) Amendment No. 1, dated March 25, 2009, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(n)	—	(1) Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Centurion Life Assurance Company, IDS Life Assurance Company of New York, and Ameriprise Financial Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

(2) Amendment dated April 30, 2010, to the Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and Riversource Life Insurance Company of New York (formerly American Centurion Life Assurance Company, and IDS Life Insurance Company of New York). Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(o)	—	(1) Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services Inc. incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

(2) Amendment dated April 30, 2010, to the Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and Riversource Life Insurance Company (formerly American Enterprise Life Insurance Company, American Partners Life Insurance Company and IDS Life Insurance Company). Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(p)	—	(1) Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(2) Amendment No. 1, dated October 11, 1999, to the Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(q)	—	Participation Agreement, dated November 20, 1997, between Registrant and American International Life Assurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

(r)	—	(1) Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(2) Amendment No. 1, dated June 15, 1998, to the Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

(s)	—	(1) Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(2) Amendment No. 1, dated June 23, 1998, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(3) Amendment No. 2, dated May 20, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on July 13, 1999.

	—	(4) Amendment No. 3, dated November 1, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2000.

	—	(5) Amendment No. 4, dated March 2, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(6) Amendment No. 5, dated December 28, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(7) Amendment No. 6, dated September 5, 2001, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

(t)	—	(1) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(2) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2000.

	—	(3) Amendment No. 2, dated September 1, 2000, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment No. 3, dated February 12, 2001, to the Participation Agreement, dated December 31, 1997, between Registrant and MetLife Investors Insurance Company (formerly Cova Financial Services Life Insurance Company), incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(5) Amendment No. 4, dated November 9, 2009, to the Participation Agreement, dated December 31, 1997, between Registrant and MetLife Investors Insurance Company (formerly Cova Financial Services Life Insurance Company), incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

(u)	—	(1) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(2) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on July 13, 1999.

	—	(3) Amendment No. 2, dated February 12, 2001, to the Participation Agreement, dated April 23, 1999, between Registrant and MetLife Investors Insurance Company (formerly Cova Financial Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

(v)	—	(1) Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance & Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(3) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment No. 3, dated August 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(5) Amendment No. 4, dated December 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(6) Amendment dated January 1, 2003, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(7) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(8) Amendment No. 6, dated July 1, 2008, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(9) Amendment No. 7, dated May 1, 2008, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(10) Amendment No. 8, dated December 3, 2008, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 38, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(w)	—	(1) Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated December 11, 1998, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(3) Amendment No. 2, dated March 15, 1999, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment No. 3, dated April 17, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(5) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S) incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(6) Amendment No. 5, dated May 1, 2001, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(7) Amendment No. 6, dated September 1, 2001, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(8) Amendment No. 7, dated April 1, 2002 to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(9) Amendment No. 8, dated August 5, 2002, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(10) Amendment No. 9, dated August 20, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(11) Amendment No. 10, dated December 31, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(12) Amendment No. 11, dated April 30, 2004, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(13) Amendment No. 12, dated January 29, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(14) Amendment No. 13 dated May 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(15) Amendment No. 14, dated August 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(16) Amendment No. 15, dated April 30, 2010, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Insurance Company of Canada (U.S.). Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(x)	—	Participation Agreement, dated April 1, 1998, between Registrant and United Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

(y)	—	(1) Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated December 28, 1998, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(3) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

(z)	—	(1) Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated June 30, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(3) Amendment No. 2, dated November 27, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(4) Amendment No. 3, dated August 1, 1999, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(5) Amendment No. 4, dated February 28, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(6) Amendment No. 5, dated July 1, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

—	(7) Amendment No. 6, dated August 15, 2001, to the Participation Agreement dated May 1, 1998, between Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

—	(8) Amendment No. 7 dated May 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

—	(9) Amendment No. 8 dated July 15, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

—	(10) Amendment No. 9 dated December 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

—	(11) Amendment No. 10, dated May 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(12) Amendment No. 11, dated December 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(13) Amendment No. 12, dated May 1, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(14) Amendment No. 13, dated September 1, 2005, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(15) Amendment No. 14, dated May 1, 2006, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(16) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(17) Amendment dated July 30, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(18) Amendment dated January 10, 2008, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(19) Amendment dated June 10, 2009, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 42, to Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(20) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(aa)	—	(1) Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company (n/k/a Union Security Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

(bb)	—	(1) Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated January 1, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1999.

	—	(3) Amendment No. 2, dated September 29, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

—	(4) Amendment No. 3, dated February 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

—	(5) Amendment No. 4, dated November 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

—	(6) Amendment No. 5, dated May 14, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

—	(7) Amendment No. 6, dated October 1, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(8) Amendment No. 7, dated January 15, 2004, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(9) Amendment No. 8, dated January 1, 2005, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(10) Amendment No. 9, dated February 1, 2006, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(11) Amendment No. 10, dated August 31, 2007, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

—	(12) Amendment No. 11, dated February 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

—	(13) Amendment No. 12, dated September 15, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(14) Amendment No. 13, dated December 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(15) Amendment No. 14, dated April 30, 2010, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(cc)	—	(1) Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated November 20, 1998, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(3) Amendment No. 2, dated May 1, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment No. 3, dated October 14, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(5) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(6) Amendment No. 5, dated July 15, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(7) Amendment No. 6, dated July 15, 2001, to the Participation Agreement dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(8) Amendment No. 7, dated May 1, 2003, to the Participation Agreement dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(9) Amendment No. 8, dated April 30, 2004, to the Participation Agreement dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(10) Amendment No. 9, dated May 1, 2006, to the Participation Agreement dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

(11) Amendment No, 10, dated April 30, 2010, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(dd)	—	(1) Participation Agreement, dated June 30, 1998, between Registrant and Aetna Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated October 1, 2000, to the Participation Agreement, dated June 20, 1998, between Registrant and AETNA Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment dated July 12, 2002, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(ee)	—	(1) Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(2) Amendment No. 2, dated July 1, 2001, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment dated January 1, 2003, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(4) Amendment dated April 30, 2004, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment No. 4, dated June 30, 2006, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(6) Amendment dated November 5, 2007, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(7) Amendment dated November 3, 2008, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(8) Amendment dated April 30, 2010, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(ff)	—	(1) Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(2) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(gg)	—	(1) Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated April 29, 2002, to be effective as of November 1, 2000, to the Participation Agreement, dated July 2, 1998, between Registration and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(3) Amendment No. 2, dated September 20, 2001, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(4) Amendment No. 3, dated June 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment No. 4, dated November 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(6) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(7) Amendment No. 6, dated May 1, 2008, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(8) Amendment No. 7, dated May 1, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 38, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(9) Amendment No. 8, dated July 27, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 42, to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

(10) Amendment No. 9, dated October 19, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 42, to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(11) Amendment No. 10, dated April 30, 2010, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(hh)	—	(1) Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated December 28, 1998 to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(3) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(ii)	—	(1) Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated February 11, 2000, to the Participation Agreement dated July 27, 1998 between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on February 17, 2000.

	—	(3) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(5) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(6) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(7) Amendment No. 6, dated May 1, 2001, to the Participation Agreement dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(8) Amendment No. 7, dated May 1, 2002, to the Participation Agreement dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(9) Amendment dated January 1, 2003, to the Participation Agreement dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(jj)	—	(1) Amended and Restated Participation Agreement, dated July 31, 2007, to the Participation Agreement, dated July 27, 1998, between Registrant and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-1A, filed on February 11, 2008.

	—	(2) Amendment No. 1, dated March 1, 2008, to the Amended and Restated Participation Agreement, dated July 31, 2007, between Registrant and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 35 on Form N-1A, filed on April 28, 2008.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated July 31, 2007, between Registrant and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(kk)	—	(1) Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1999.

	—	(2) Amendment No. 1, dated February 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated July 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment dated January 1, 2003, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(6) Amendment No. 5, dated April 30, 2004, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(7) Amendment No. 6, dated October 1, 2006, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(8) Amendment No. 7, dated April 2, 2007, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(9) Amendment No. 8, dated April 30, 2010, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(ll)	—	(1) Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(2) Amendment No. 1, dated July 1, 1999, to the Participation Agreement dated November 23, 1998, between Registrant and American General Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(3) Amendment No. 2, dated August 1, 2000, to the Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

(mm)	—	(1) Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(2) Amendment No. 1, dated March 8, 2000, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated April 30, 2004, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment dated May 1, 2006, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(nn)	—	(1) Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1999.

	—	(2) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment No. 2, dated February 1, 2002, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated February 1, 1999, between Registrant and Reassure America Life Insurance Company (formerly Sage Life Assurance of America, Inc.). Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(oo)	—	(1) Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1999.

	—	(2) Amendment No. 1, dated May 1, 2001, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment dated January 1, 2008, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(5) Amendment, dated April 30, 2010, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(pp)	—	(1) Participation Agreement, dated April 13, 1999, between Registrant and Western-Southern Life Assurance Company incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on July 13, 1999.

	—	(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 13, 1999, between Registrant and Western-Southern Life Assurance Company. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(qq)	—	(1) Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on July 13, 1999.

	—	(2) Amendment dated April 25, 2003, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(rr)	—	(1) Participation Agreement, dated April 26, 1999, between Registrant and First Variable Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on July 13, 1999.

	—	(2) Amendment dated April 30, 2004, to the Participation Agreement, dated April 26, 1999, between Registrant and Protective Life Insurance Company (formerly, First Variable Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(ss)	—	(1) Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(2) Amendment dated July 12, 2006, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(tt)	—	(1) Participation Agreement, dated June 8, 1999, between Registrant and The Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on July 13, 1999.

	—	(2) Amendment dated April 30, 2010, to the Participation Agreement, dated June 8, 1999, between Registrant and the Principal Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(uu)	—	(1) Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(2) Amendment dated April 1, 2001, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated May 1, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(4) Amendment dated August 15, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(5) Amendment dated January 8, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(6) Amendment dated February 14, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(7) Amendment dated April 30, 2004, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(8) Amendment dated April 29, 2005, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(vv)	—	(1) Participation Agreement, dated June 14, 1999, between Registrant and Security First Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(2) Amendment No. 1, dated April 30, 2007, to the Participation Agreement, dated June 14, 1999, between Registrant and Security First Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(ww)	—	(1) Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(2) Amendment No. 1, dated December 20, 2001, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment No. 2, dated May 1, 2003, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(xx)	—	(1) Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(2) Amendment No. 1, dated May 1, 2005, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment No. 2, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(yy)	—	(1) Participation Agreement, dated July 27, 1999, between Registrant and Preferred Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(2) Amendment No. 1, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, Preferred Life Insurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York). Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(zz)	—	(1) Participation Agreement, dated August 31, 1999, between Registrant and John Hancock Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

(aaa)	—	(1) Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(2) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated December 31, 2002, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated September 5, 2003, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment No. 4, dated July 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(6) Amendment No. 5, dated September 15, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(7) Amendment No. 6, dated December 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 38, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(8) Amendment No. 7, dated April 30, 2010, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(bbb)	—	(1) Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2000.

	—	(2) Amendment No. 1, dated November 17, 2000, to the Participation Agreement dated November 1, 1999, between Registrant and AETNA Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment dated July 21, 2002, to the Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(ccc)	—	Participation Agreement, dated January 28, 2000, between Registrant and Northbrook Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on February 17, 2000.

(ddd)	—	(1) Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(2) Amendment No. 1, dated January 12, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated April 29, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated February 27, 2007, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(5) Amendment No. 4, dated March 18, 2008, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(6) Amendment No. 5, dated April 30, 2010, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(eee)	—	Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

(fff)	—	Participation Agreement, dated March 27, 2000, between Registrant and Northern Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

(ggg)	—	Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

(hhh)	—	(1) Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(2) Amendment No. 1, dated December 1, 2000, to the Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

(iii)	—	(1) Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(2) Amendment dated April 30, 2004, to the Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(jjj)	—	(1) Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(2) Amendment No. 1, dated April 27, 2000, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(3) Amendment No. 2, dated September 1, 2001, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(4) Amendment No. 3, dated April 1, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(5) Amendment No. 4, dated December 31, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(6) Amendment No. 5, dated August 20, 2003, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(7) Amendment No. 6, dated April 30, 2004, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(8) Amendment No. 7, dated October 1, 2006, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(9) Amendment No. 8, dated January 29, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(10) Amendment No. 9, dated May 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(11) Amendment No. 10, dated August 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(12) Amendment No. 11, dated April 30, 2010, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(kkk)	—	(1) Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(2) Amendment dated October 31, 2002, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated April 30, 2010, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(lll)	—	(1) Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(2) Amendment No. 1, dated September 5, 2001, to the Private Placement Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

(mmm)	—	(1) Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated November 1, 2000, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment No. 2, dated October 1, 2002, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(nnn)	—	(1) Participation Agreement, dated April 3, 2000, between Registrant and First Cova Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated February 12, 2001, to the Participation Agreement dated December 31, 1997, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment No. 2, dated April 30, 2007, to the Participation Agreement dated December 31, 1997, between Registrant and First MetLife Investors Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(ooo)	—	(1) Participation Agreement, dated February 1, 2001, between Registrant and Peoples Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment dated April 6, 2004, to the Participation Agreement, dated February 1, 2001, between Registrant and Peoples Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment and Novation, dated May 1, 2007, to the Participation Agreement dated February 1, 2001, between Registrant and People’s Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(ppp)	—	(1) Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(qqq)	—	(1) Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Home Life Mutual Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(rrr)	—	(1) Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(sss)	—	(1) Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated February 1, 2008, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(ttt)	—	(1) Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated April 30, 2004, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment dated May 1, 2008, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(uuu)	—	Participation Agreement, dated April 17, 2001, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

(vvv)	—	(1) Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment dated April 30, 2001, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated July 12, 2006, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(4) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(www)	—	(1) Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment dated April 30, 2004, to the Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(xxx)	—	(1) Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated December 18, 2002, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

(yyy)	—	(1) Participation Agreement, dated October 1, 2001, between Registrant and The Travelers Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment dated May 1, 2003, to the Participation Agreement, dated October 1, 2001, between Registrant and The Travelers Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated March 31, 2005, to the Participation Agreement, dated October 1, 2001, between Registrant and The Travelers Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment dated April 28, 2008, to the Participation Agreement, dated October 1, 2001, between Registrant and The Travelers Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

(zzz)	—	Participation Agreement, dated November 1, 2001, between Registrant and The American Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

(aaaa)	—	(1) Participation Agreement, dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 2002, between Registrant and Hartford Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(bbbb)	—	(1) Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed on April 30, 2002.

	—	(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated April 1, 2005, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated October 1, 2006, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(cccc)	—	(1) Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated July 12, 2006, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(4) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(5) Amendment dated July 30, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(6) Amendment dated January 10, 2008, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(7) Amendment dated June 1, 2009, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 42, to Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(8) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(dddd)	—	(1) Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(3) Amendment No. 2, dated March 19, 2008, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company incorporated by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(eeee)	—	(1) Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment dated May 1, 2003, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated April 30, 2004, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment dated July 15, 2005, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 2000, between Registrant and Symetra Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(ffff)	—	(1) Participation Agreement, dated May 22, 2002, between Registrant and The Penn Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 22, 2002, between Registrant and The Penn Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated May 22, 2002, between Registrant and The Penn Mutual Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(gggg)	—	(1) Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(hhhh)	—	(1) Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 19, 2010, to the Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(iiii)	—	(1) Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 19, 2010, to the Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company of America incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company of America incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(jjjj)	—	(1) Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment dated March 2, 2007, to the Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(kkkk)	—	(1) Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated October 31, 2003, to the Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(llll)	—	(1) Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment dated September 2, 2002, to the Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(mmmm)	—	(1) Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment dated April 30, 2004, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated May 1, 2006, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment dated May 1, 2008, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(nnnn)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(oooo)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 20, 2004, between Registrant and National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(pppp)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(3) Amendment No. 2, dated September 30, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

	—	(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(qqqq)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Variable Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated July 31, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment No. 2, dated November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(4) Amendment No. 3, dated November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(rrrr)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Novation to Participation Agreement, dated February 26, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment No. 1, effective November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(4) Amendment No. 2, effective November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(5) Amendment No. 3, effective April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp. incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(ssss)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and Business Men’s Assurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement dated April 30, 2004, between Registrant and Liberty Life Company (formerly Business Men’s Assurance Company of America). Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(tttt)	—	Participation Agreement, dated April 30, 2004, between Registrant and American Skandia Life Assurance Corp incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(uuuu)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc., and Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment No. 2, dated August 1, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(4) Amendment No. 3, dated November 15, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant, Invesco Distributors, Inc. and Great-West Life & Annuity Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(vvvv)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 1, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(wwww)	—	(1) Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 29, 2005, to the Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated February 27, 2007, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(4) Amendment No. 3, dated March 18, 2008, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly GE Capital Life Assurance Company of New York). Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(xxxx)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated July 1, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(yyyy)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and C.M. Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and C.M. Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(zzzz)	—	(1) Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment dated October 16, 2009, to the Participation Agreement, July 1, 2005, between Registrant and AXA Equitable Life Insurance incorporated herein by reference to Post-Effective Amendment No. 42, to Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(3) Amendment No. 2, dated April 19, 2010, to the Participation Agreement, July 1, 2005, between Registrant and AXA Equitable Life Insurance incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

	—	(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, July 1, 2005, between Registrant and AXA Equitable Life Insurance incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(aaaaa)	—	(1) Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Addendum dated March 17, 2006, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 1, dated April 2, 2008, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(4) Amendment No. 2, dated August 1, 2009, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(5) Amendment No. 3, dated October 1, 2009, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(6) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(bbbbb)	—	Participation Agreement, dated April 30, 2004, between Registrant and Chase Insurance Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(ccccc)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated May 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(ddddd)	—	(1) Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated July 1, 2005, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated January 13, 2009, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(eeeee)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and First Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(2) Amendment No. 1, dated November 15, 2007, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(3) Amendment No. 2, dated February 20, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(4) Amendment No. 3, dated December 23, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement dated April 30, 2004, between Registrant, Invesco Distributors, Inc., and First Great-West Life & Annuity Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(fffff)	—	Participation Agreement, dated June 1, 2010, between Registrant and Empire Fidelity Investments Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(ggggg)	—	Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Investments Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(hhhhh)	—	Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Security Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(iiiii)	—	Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(jjjjj)	—	Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(kkkkk)	—	Participation Agreement, dated June 1, 2010, between Registrant and National Security Life and Annuity Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(lllll)	—	Participation Agreement, dated June 1, 2010, between Registrant and Ohio National Life Assurance Corporation incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(mmmmm)	—	Participation Agreement, dated June 1, 2010, between Registrant and The Ohio National Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(nnnnn)	—	Participation Agreement, dated June 1, 2010, between Registrant and Standard Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(ooooo)	—	Participation Agreement, dated May 28, 2010, between Registrant and First SunAmerica Life Insurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(ppppp)	—	Participation Agreement, dated May 28, 2010, between Registrant and SunAmerica Annuity and Life Assurance Company incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(qqqqq)	—	Accounting Services Agreement, dated March 31, 1993, between the Registrant and State Street Bank and Trust Company incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1996.

(rrrrr)	—	Sixth Amended and Restated Memorandum of Agreement, dated as of July 1, 2010, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding securities lending incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

(sssss)	—	(1) Memorandum of Agreement, dated as of November 29, 2010, between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers is filed herewith.

	—	(2) Form of Memorandum of Agreement, [dated], between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(ttttt)	—	(1) Memorandum of Agreement, dated as of November 29, 2010, between Registrant, on behalf of all funds, and Invesco Aim Advisors, Inc., regarding expense limitations is filed herewith.

	—	(2) Form of Memorandum of Agreement, [dated], between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations. Incorporated herein by reference to Post-Effective Amendment No. 52, to the Registrant’s Registration Statement on Form N-1A, filed on January 6, 2011.

(uuuuu)	—	Memorandum of Agreement, dated as of July 1, 2010, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding Affiliated Money Market Fund Waiver incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

(vvvvv)	—	Registrant’s Amended and Restated Multiple Class Plan, effective July 16, 2001, as amended and restated August 18, 2003 incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 2004.

14(a)	—	Consent of PricewaterhouseCoopers LLP is filed herewith.

14(b)	—	Consent of Ernst & Young LLP is filed herewith.

15	—	Financial Statements — None.

16(a)	—	Powers of Attorney for Arch, Baker, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Sonnenschein, Stickel, Taylor and Whalen are filed herewith.

(b)	—	Power of Attorney for Mr. Frischling is filed herewith.

17	—	Form of Proxy Cards relating to Special Meeting of Shareholders is filed herewith.

Item 17.	Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145C], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filled under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a Post-Effective Amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 21st day of January, 2011.

Registrant:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	January 21, 2011

(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	January 21, 2011

(David C. Arch)

/s/ Bob R. Baker*	Trustee	January 21, 2011

(Bob R. Baker)

/s/ Frank S. Bayley*	Trustee	January 21, 2011

(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	January 21, 2011

(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	January 21, 2011

(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	January 21, 2011

(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	January 21, 2011

(Albert R. Dowden)

/s/ Jack M. Fields*	Trustee	January 21, 2011

(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	January 21, 2011

(Martin L. Flanagan)

/s/ Carl Frischling*	Trustee	January 21, 2011

(Carl Frischling)

/s/ Prema Mathai-Davis*	Trustee	January 21, 2011

(Prema Mathai-Davis)

SIGNATURES	TITLE	DATE

/s/ Lewis F. Pennock*	Trustee	January 21, 2011

(Lewis F. Pennock)

/s/ Larry Soll*	Trustee	January 21, 2011

(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	January 21, 2011

(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	January 21, 2011

(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	January 21, 2011

(Wayne W. Whalen)

/s/ Sheri Morris	Vice President & Treasurer (Principal Financial and	January 21, 2011

(Sheri Morris)	Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 5 and 8, 2010, filed herewith.

INDEX TO EXHIBITS

Exhibit
Number	Description

11	Opinion and Consent of Stradley Ronon Stevens & Young, LLP

13(sssss)(1)	Memorandum of Agreement, dated as of November 29, 2010, between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers

13(ttttt)(1)	Memorandum of Agreement, dated as of November 29, 2010, between Registrant, on behalf of all funds, and Invesco Aim Advisors, Inc., regarding expense limitations

14(a)	Consent of PricewaterhouseCoopers LLP

14(b)	Consent of Ernst & Young LLP

16(a)	Powers of Attorney for Arch, Baker, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Sonnenschein, Stickel, Taylor and Whalen

16(b)	Power of Attorney for Mr. Frischling

17	Form of Proxy Cards relating to Special Meeting of Shareholders